[FAMILY HORSEBACK RIDING]

ANNUAL REPORT
MARCH 31, 2002

NORTHERN
MONEY MARKET
FUNDS

TRUST NORTHERN FOR A LIFETIME OF INVESTING(R)

[NORTHERN FUNDS LOGO]

[MANAGED BY NORTHERN TRUST LOGO]

RISK/REWARD
POTENTIAL

When building a sound Northern Funds investment strategy, you'll want to select a mix of equity, fixed income and money market funds that have return potential and an acceptable level of risk. For more information about Northern Funds, including management fees and expenses, call 800/595-9111 for a prospectus. Please read the prospectus carefully before investing.

NORTHERN FUNDS


[FAMILY WITH PONTOON PLANE]          HIGH                INTERNATIONAL EQUITIES & SECTOR FUNDS               GROWTH
                                                         Global Communications Fund
EQUITY FUNDS Domestic and                                Technology Fund
international--offering you                              International Select Equity Fund
opportunities for capital and                            International Growth Equity Fund
appreciation and long-term
growth.
                                                         SMALL- & MEDIUM-CAPITALIZATION EQUITIES
                                                         Growth Opportunities Fund
                                                         Small Cap Growth Fund
                                                         Small Cap Value Fund
                                                         Small Cap Index Fund
                                                         Mid Cap Growth Fund

                                                         INCOME & LARGE-CAPITALIZATION EQUITIES
                                                         Select Equity Fund
                                                         Growth Equity Fund
                                                         Large Cap Value Fund
                                     RISK/REWARD         Stock Index Fund
                                     POTENTIAL           Income Equity Fund

[COUPLES AT OPERA]                                       LONGER-TERM, INTERNATIONAL & HIGH YIELD BONDS       INCOME
                                                         High Yield Fixed Income Fund
FIXED INCOME FUNDS Taxable and                           High Yield Municipal Fund
tax-exempt--providing you with                           Global Fixed Income Fund
the potential for current                                California Tax-Exempt Fund
income with both domestic and                            Arizona Tax-Exempt Fund
international choices.                                   Tax-Exempt Fund
                                                         Fixed Income Fund

                                                         INTERMEDIATE-TERM BONDS
                                                         Florida Intermediate Tax-Exempt Fund
                                                         California Intermediate Tax-Exempt Fund
                                                         Intermediate Tax-Exempt Fund
                                                         Short-Intermediate U.S. Government Fund
                                                         U.S. Government Fund

[FAMILY HORSEBACK RIDING]                                MONEY MARKET SECURITIES                             LIQUIDITY
                                                         California Municipal Money Market Fund
MONEY MARKET FUNDS Helping you                           Municipal Money Market Fund
meet your cash management and                            U.S. Government Select Money Market Fund
short-term investment needs.                             U.S. Government Money Market Fund
                                     LOW                 Money Market Fund

                                                         AN INVESTMENT IN THE MONEY MARKET FUNDS
                                                         IS NOT INSURED OR GUARANTEED BY THE FDIC
                                                         OR ANY OTHER GOVERNMENTAL AGENCY.
                                                         ALTHOUGH THE FUNDS SEEK TO MAINTAIN A
                                                         VALUE OF $1.00 PER SHARE, IT IS POSSIBLE
                                                         TO LOSE MONEY.

                                                              MONEY MARKET FUNDS
TABLE OF CONTENTS

2    PORTFOLIO MANAGEMENT COMMENTARY

7    STATEMENTS OF ASSETS AND LIABILITIES

8    STATEMENTS OF OPERATIONS

9    STATEMENTS OF CHANGES IN NET ASSETS

10   FINANCIAL HIGHLIGHTS

     SCHEDULES OF INVESTMENTS

     15   CALIFORNIA MUNICIPAL MONEY MARKET FUND

     19   MONEY MARKET FUND

     27   MUNICIPAL MONEY MARKET FUND

     52   U.S. GOVERNMENT MONEY MARKET FUND

     53   U.S. GOVERNMENT SELECT MONEY MARKET FUND

54   NOTES TO THE FINANCIAL STATEMENTS

56   REPORT OF INDEPENDENT AUDITORS

57   ABBREVIATIONS AND OTHER INFORMATION

58   TRUSTEES AND OFFICERS

NOT FDIC INSURED

MAY LOSE VALUE / NO BANK GUARANTEE

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds Distributors, LLC, an independent third party.

                               NORTHERN FUNDS ANNUAL REPORT 1 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   PORTFOLIO MANAGEMENT COMMENTARY

   CALIFORNIA MUNICIPAL
   MONEY MARKET FUND

The California Municipal Money Market Fund produced relatively strong returns for investors in fiscal year 2002. The Fund's performance was especially gratifying given the volatility of the California debt market and the weak overall domestic economic climate.

Historically, the supply of short-term California debt has been relatively limited, given strong demand from residents seeking double tax-exempt income. As a result, it often has been difficult to execute the type of strategies in the California funds that may apply to our national funds.

Beginning in the second quarter of 2001, we structured the Fund to hold securities with a longer average maturity than our benchmark. In addition, we focused on variable rate and commercial paper until the state's Revenue Anticipation Notes came to market in September. Because of the state's severe power crisis, those notes were offered in large supply and with attractive yields. Our purchases from that offering, including one-year fixed rate securities and the floating rate tranche, contributed positively to Fund performance.

Looking forward, we anticipate the state's tight budgetary situation to cause the supply of California municipal securities to increase this year. Of course, we will be closely monitoring those offerings for attractive opportunities. We expect economic conditions to improve in 2002, thereby providing opportunities to purchase attractive longer-term holdings for the Fund.

FUND MANAGER

[PHOTO OF KURT STOEBER]
KURT STOEBER
WITH NORTHERN TRUST SINCE 2000

FUND STATISTICS

INCEPTION DATE: November  29, 1994

TOTAL NET ASSETS: $ 525 million

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2002. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the California Municipal Money Market Fund would have been 0.95% as of 3/31/02 and 1.09% as of 4/30/02. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                     CALIFORNIA MUNICIPAL       IMONEY NET MFR AVERAGE(TM)/
                     MONEY MARKET FUND          CALIFORNIA STATE-SPECIFIC STOCK
--------------------------------------------------------------------------------
2002  MARCH          1.07%                      0.90%
      FEBRUARY       1.07%                      0.86%
      JANUARY        1.05%                      0.84%
--------------------------------------------------------------------------------
2001  DECEMBER       1.19%                      0.93%
      NOVEMBER       1.44%                      1.19%
      OCTOBER        1.65%                      1.53%
      SEPTEMBER      1.72%                      1.62%
      AUGUST         1.99%                      1.71%
      JULY           2.04%                      1.97%
      JUNE           2.21%                      2.18%
      MAY            2.67%                      2.60%
      APRIL          3.03%                      2.94%
--------------------------------------------------------------------------------

TOTAL RETURNS PERIOD ENDED 3/31/02

------------------------------------------
ONE YEAR                           1.75%
THREE YEAR                         2.48%
FIVE YEAR                          2.68%
SINCE INCEPTION                    2.93%
------------------------------------------

CURRENT 7-DAY YIELDS

------------------------------------------
PERIOD ENDED 3/31/02               1.15%
PERIOD ENDED 4/30/02               1.29%
------------------------------------------

MONEY MARKET FUNDS 2 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

   PORTFOLIO MANAGEMENT COMMENTARY

   MONEY MARKET FUND

The Fund's fiscal year was unusually turbulent, with credit concerns, rising unemployment, lackluster consumer confidence, downgrades by ratings agencies, the Enron debacle, and the terrorist attacks all shaking consumer and investor confidence.

To keep the economy afloat, the Federal Reserve aggressively eased monetary policy, lowering its target for the federal funds rate to an all-time low of
1.75 percent. Amid the volatility, investors sought refuge in the safest portions of the cash market.

We had maintained a longer duration than our benchmark, thus positioning the Fund to benefit from falling interest rates. Meanwhile, we moved aggressively to take advantage of opportunities created by the periodic sell-offs over the fiscal year.

Although the precise timing is uncertain, the Federal Reserve is expected to begin raising interest rates in coming months. However, we do not believe the Fed is in a hurry to start the tightening process. In fact, we anticipate that the earliest the Fed will move to raise rates will be June. We have, however, shortened the portfolio's average maturity and will manage the Fund in anticipation of somewhat higher rates.

There have been no significant changes in the composition of the portfolio. The highest percentage of investments remain in commercial paper, where yields have been most attractive. There are no plans to change the structure of the Fund.

FUND MANAGER

[PHOTO OF MARY ANN FLYNN]
MARY ANN FLYNN
WITH NORTHERN TRUST SINCE 1969

FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $9.3 billion

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2002. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the Money Market Fund would have been 1.54% as of 3/31/02 and 1.41% as of 4/30/02. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                                                IMONEY NET MFR AVERAGE(TM)/
                     MONEY MARKET FUND          ALL TAXABLE
--------------------------------------------------------------------------------
2002  MARCH          1.77%                      1.37%
      FEBRUARY       1.84%                      1.41%
      JANUARY        1.99%                      1.49%
--------------------------------------------------------------------------------
2001  DECEMBER       2.16%                      1.66%
      NOVEMBER       2.42%                      1.95%
      OCTOBER        2.78%                      2.34%
      SEPTEMBER      3.23%                      2.88%
      AUGUST         3.47%                      3.21%
      JULY           3.67%                      3.38%
      JUNE           3.95%                      3.63%
      MAY            4.28%                      3.95%
      APRIL          4.73%                      4.47%
--------------------------------------------------------------------------------

TOTAL RETURNS PERIOD ENDED 3/31/02

-------------------------------------------
ONE YEAR                              3.07%
THREE YEAR                            4.73%
FIVE YEAR                             4.91%
SINCE INCEPTION                       4.98%
-------------------------------------------

CURRENT 7-DAY YIELDS

-------------------------------------------
PERIOD ENDED 3/31/02                  1.74%
PERIOD ENDED 4/30/02                  1.61%
-------------------------------------------

                               NORTHERN FUNDS ANNUAL REPORT 3 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   PORTFOLIO MANAGEMENT COMMENTARY

   MUNICIPAL MONEY MARKET FUND

In the face of significant challenges, the Municipal Money Market Fund turned in a relatively strong performance in fiscal year 2002. As the fiscal year began, the U.S. economy was drifting toward recession. In an unprecedented move, the Federal Reserve Board cut short-term interest rates eight times for a total of 325 basis points.

Sensing softness of the economy and believing that short-term interest rates would decline, we positioned the Fund with a longer average maturity than our peer group in the first quarter. Also, we purchased fixed-rate product during the early half of the note season (June and July), thus locking in attractive yields. As the year progressed, those purchases contributed positively to Fund performance.

In the wake of the terrorist attacks in September, the Fund received substantial cash inflows from investors seeking tax-free interest and capital preservation. Inflows continued to be strong through year-end 2001, causing variable rate securities to be in short supply. Our strategy was to remain patient and take advantage of technical factors to pick up yield. Additionally, in response to the economic climate, we sold some of the Fund's holdings that we felt had cyclical exposure.

Looking forward, we anticipate that more municipalities will come to market with debt offerings as budgetary surpluses are worked down due to lower tax receipts in the sluggish economy. We expect economic conditions to improve as we move through 2002, however, thereby providing opportunities to purchase attractive core fixed-rate holdings for the Fund.

FUND MANAGER

[PHOTO OF KURT STOEBER]
KURT STOEBER
WITH NORTHERN TRUST SINCE 2000

FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $4.2 billion

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2002. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the Municipal Money Market Fund would have been 1.05% as of 3/31/02 and 1.12% as of 4/30/02. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                     MUNICIPAL MONEY            IMONEY NET MFR AVERAGE(TM)/
                     MARKET FUND                ALL TAX-FREE
--------------------------------------------------------------------------------
2002  MARCH          1.14%                      0.93%
      FEBRUARY       1.14%                      0.91%
      JANUARY        1.23%                      0.93%
--------------------------------------------------------------------------------
2001  DECEMBER       1.35%                      1.06%
      NOVEMBER       1.65%                      1.34%
      OCTOBER        1.85%                      1.65%
      SEPTEMBER      1.91%                      1.78%
      AUGUST         2.23%                      1.87%
      JULY           2.23%                      2.10%
      JUNE           2.53%                      2.39%
      MAY            2.99%                      2.82%
      APRIL          3.37%                      3.18%
--------------------------------------------------------------------------------

TOTAL RETURNS PERIOD ENDED 3/31/02

-------------------------------------------
ONE YEAR                              1.96%
THREE YEAR                            2.88%
FIVE YEAR                             2.98%
SINCE INCEPTION                       3.07%
-------------------------------------------

CURRENT 7-DAY YIELDS

-------------------------------------------
PERIOD ENDED 3/31/02                  1.25%
PERIOD ENDED 4/30/02                  1.32%
-------------------------------------------

MONEY MARKET FUNDS 4 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

   PORTFOLIO MANAGEMENT COMMENTARY

   U.S. GOVERNMENT MONEY MARKET FUND

The past fiscal year proved to be very challenging for a number of reasons. Despite significant weakness early in 2001, the U.S. economy was showing signs of improvement until the terrorist attacks on New York and Washington. Whatever momentum was building before September 11 was lost after that tragic event as the economy struggled to regain its footing.

The Federal Reserve immediately responded to the crisis with a 50-basis point reduction in the key federal funds rate, and soon followed with an additional 50-basis point cut. Not only were the moves necessary, but the investment community gained a small sense of comfort in the knowledge that the Fed was on top of the situation. In all, the Fed's policy-setting Federal Open Market Committee (FOMC) reduced short-term interest rates by 325 basis points over the fiscal year.

The dramatic reduction in rates left many short-term investors bidding for longer-dated, quality securities. The high demand drove yields lower, and the Fund responded by purchasing longer-maturing government issues to lock in yield in anticipation of rates going even lower. In doing so, we were able to maintain a somewhat longer duration than our benchmark and achieve an attractive rate of return at the same time.

As the U.S. economy strengthens in coming months, it is reasonable to assume that the Federal Reserve will "take back" the majority of the rate cuts the central bank enacted last year. Accordingly, we plan to reduce the Fund's duration slightly to build liquidity. With more cash on hand, the Fund will be in position to make decisions regarding which portion of the yield curve is most beneficial to our shareholders.

FUND MANAGER

[PHOTO OF JAY SOMMARIVA]
JAY SOMMARIVA
WITH NORTHERN TRUST SINCE 2001

FUND STATISTICS

INCEPTION DATE: April 11, 1994

TOTAL NET ASSETS: $631 million

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2002. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the U.S. Government Money Market Fund would have been 1.40% as of 3/31/02 and 1.34% as of 4/30/02. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                     U.S. GOVERNMENT            IMONEY NET MFR AVERAGE(TM)/
                     MONEY MARKET FUND          GOVERNMENT
--------------------------------------------------------------------------------
2002  MARCH          1.60%                      1.36%
      FEBRUARY       1.63%                      1.41%
      JANUARY        1.71%                      1.47%
--------------------------------------------------------------------------------
2001  DECEMBER       1.85%                      1.63%
      NOVEMBER       2.13%                      1.92%
      OCTOBER        2.47%                      2.29%
      SEPTEMBER      2.98%                      2.83%
      AUGUST         3.32%                      3.20%
      JULY           3.45%                      3.34%
      JUNE           3.72%                      3.57%
      MAY            4.14%                      3.85%
      APRIL          4.51%                      4.40%
--------------------------------------------------------------------------------

TOTAL RETURNS PERIOD ENDED 3/31/02

-------------------------------------------
ONE YEAR                              2.83%
THREE YEAR                            4.57%
FIVE YEAR                             4.77%
SINCE INCEPTION                       4.86%
-------------------------------------------

CURRENT 7-DAY YIELDS

-------------------------------------------
PERIOD ENDED 3/31/02                  1.60%
PERIOD ENDED 4/30/02                  1.54%
-------------------------------------------

                               NORTHERN FUNDS ANNUAL REPORT 5 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   PORTFOLIO MANAGEMENT COMMENTARY

   U.S. GOVERNMENT SELECT
   MONEY MARKET FUND

Just as in fiscal 2000, the U.S. economy remained weak in fiscal 2001.
Corporate profits fell by the largest amount in several decades while many companies struggled to get financing in an increasingly risk-averse market. Meanwhile, government securities outperformed most other short-term investments as buyers of all stripes scrambled to purchase U.S. government debt in a "flight to quality."

During the year, we sought to maintain a slighter longer duration than our benchmark. The Fund received a significant inflow of new investment funds, a clear reflection of the popularity of government securities in the troublesome economic environment. We used a significant portion of the new money to purchase longer-dated securities to lock in the higher yields before rates fell even further.

As the economy strengthens in coming months, it is likely that the Federal Reserve will reverse course and begin to raise short-term interest rates. With that possibility in mind, we will reinvest the majority of proceeds from maturing bonds in shorter-dated paper. Then, after the economic and monetary picture becomes clearer, we will selectively purchase longer-dated securities as the yield curve begins to steepen.

FUND MANAGER

[PHOTO OF JAY SOMMARIVA]
JAY SOMMARIVA
WITH NORTHERN TRUST SINCE 2001

INCEPTION DATE: December 12, 1994

TOTAL NET ASSETS: $983 million

DIVIDEND SCHEDULE: Monthly

Past performance is no guarantee of future results, share prices and yields will fluctuate, and you may have a gain or loss when you redeem shares.

Yield and total return calculations reflect fee waivers in effect, represent past performance and will fluctuate. Current 7-Day Yield refers to the net income generated over the 7-day period ending on April 30, 2002. In the absence of fee waivers, performance would have been lower. The Current 7-day Yield for the U.S. Government Select Money Market Fund would have been 1.26% as of 3/31/02 and 1.29% as of 4/30/02. Current yield more closely reflects the current earnings of the Fund than total return.

We compare our Funds to the iMoney Net Money Fund Report Averages, which are composites of professionally managed money market investments with similar investment objectives.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Visit northernfunds.com for the most recent performance information.

PERFORMANCE

YIELDS COMPARISON AVERAGE MONTHLY RATES

                     U.S. GOVERNMENT SELECT     IMONEY NET MFR AVERAGE(TM)/
                     MONEY MARKET FUND          GOVERNMENT
--------------------------------------------------------------------------------
2002  MARCH          1.48%                      1.36%
      FEBRUARY       1.48%                      1.41%
      JANUARY        1.48%                      1.47%
--------------------------------------------------------------------------------
2001  DECEMBER       1.63%                      1.63%
      NOVEMBER       1.93%                      1.92%
      OCTOBER        2.39%                      2.29%
      SEPTEMBER      2.93%                      2.83%
      AUGUST         3.14%                      3.20%
      JULY           3.31%                      3.34%
      JUNE           3.68%                      3.57%
      MAY            4.11%                      3.85%
      APRIL          4.51%                      4.40%
--------------------------------------------------------------------------------

TOTAL RETURNS PERIOD ENDED 3/31/02

-------------------------------------------
ONE YEAR                              2.71%
THREE YEAR                            4.48%
FIVE YEAR                             4.71%
SINCE INCEPTION                       4.92%
-------------------------------------------

7-DAY YIELD PERIOD ENDED 3/31/02

-------------------------------------------
PERIOD ENDED 3/31/02                  1.46%
PERIOD ENDED 4/30/02                  1.49%
-------------------------------------------

MONEY MARKET FUNDS 6 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

   STATEMENTS OF ASSETS AND LIABILITIES                           MARCH 31, 2002

                                                    CALIFORNIA                      MUNICIPAL    U.S.GOVERNMENT  U.S.GOVERNMENT
AMOUNTS IN THOUSANDS,                             MUNICIPAL MONEY      MONEY          MONEY          MONEY        SELECT MONEY
EXCEPT PER SHARE DATA                               MARKET FUND     MARKET FUND    MARKET FUND    MARKET FUND     MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at amortized cost                        $516,940       $7,826,589    $4,148,050       $408,810        $967,967
Repurchase agreements, at cost which
  approximates market value                                  -        1,481,103             -        236,305               -
Cash                                                        86              482             -              -          17,947
Income receivable                                        3,681           55,118        18,608            765           1,167
Receivable for fund shares sold                          6,082          334,838         9,347              -               -
Receivable from investment adviser                          14              239           109             18              25
Prepaid and other assets                                     1               13             6              1               3
Total Assets                                           526,804        9,698,382     4,176,120        645,899         987,109
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:

Cash Overdraft                                               -                -           114         12,724               -
Payable for securities purchased                             -           24,877             -              -               -
Payable for fund shares redeemed                           977          355,006         8,876            828           2,567
Distributions payable to shareholders                      471           14,099         4,127            924           1,244
Accrued investment advisory fees                            40              718           322             50              75
Accrued administration fees                                 15              269           121             19              28
Accrued custody and accounting fees                         10               12             -              1               6
Accrued transfer agent fees                                 10              179            80             12              19
Accrued registration fees and other liabilities             19              353           127             28              41
Total Liabilities                                        1,542          395,513        13,767         14,586           3,980
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                            $525,262       $9,302,869    $4,162,353       $631,313        $983,129
----------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:

Capital stock                                         $525,211       $9,302,873    $4,162,151       $631,277        $983,071
Undistributed net investment income                         51              146           202             36              59
Accumulated net realized losses on investments               -             (150)            -              -              (1)
Net Assets                                            $525,262       $9,302,869    $4,162,353       $631,313        $983,129
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                             525,235        9,302,986     4,162,119        631,310         983,111

NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                               $1.00            $1.00         $1.00          $1.00           $1.00
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS ANNUAL REPORT 7 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   STATEMENT OF OPERATIONS             FOR THE FISCAL YEARS ENDED MARCH 31, 2002

                                                     CALIFORNIA                      MUNICIPAL   U.S.GOVERNMENT   U.S.GOVERNMENT
                                                   MUNICIPAL MONEY      MONEY          MONEY          MONEY        SELECT MONEY
AMOUNTS IN THOUSANDS                                 MARKET FUND     MARKET FUND    MARKET FUND    MARKET FUND      MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income                                        $11,558         $306,008       $91,049        $22,296        $34,363

EXPENSES:

Investment advisory fees                                 3,045           51,762        22,284          4,064          6,460
Administration fees                                        761           12,940         5,571          1,016          1,615
Custody and accounting fees                                151            1,755           828            169            226
Transfer agent fees                                        507            8,627         3,714            677          1,077
Registration fees                                           13               64            68             35             31
Professional fees                                           16              340           114             16             26
Trustee fees and expenses                                    7              116            54              7             14
Other                                                       35              659           261             38             70
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                           4,535           76,263        32,894          6,022          9,519
  Less voluntary waivers of
    investment advisory fees                            (1,015)         (17,254)       (7,428)        (1,354)        (2,153)
  Less expenses reimbursed by
    investment adviser                                    (729)         (11,561)       (5,038)          (942)        (1,444)
  Net Expenses                                           2,791           47,448        20,428          3,726          5,922
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    8,767          258,560        70,621         18,570         28,441
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:

Net realized gains (losses) on:
  Investments                                                9             (125)          490              4             36
  Net Gains (Losses) on Investments                          9             (125)          490              4             36
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                             $8,776         $258,435       $71,111        $18,574        $28,477
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 8 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

   STATEMENT OF CHANGES IN NET ASSETS        FOR THE FISCAL YEARS ENDED MARCH 31

                                              CALIFORNIA                                                 MUNICIPAL
                                            MUNICIPAL MONEY                 MONEY                          MONEY
                                              MARKET FUND                 MARKET FUND                   MARKET FUND
AMOUNTS IN THOUSANDS                       2002         2001           2002          2001           2002           2001
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                       $8,767      $14,017        $258,560      $410,750        $70,621       $102,972
Net realized gains (losses) on
  investment transactions                        9           97            (125)            5            490            182
  Net Increase in Net Assets
  Resulting from Operations                  8,776       14,114         258,435       410,755         71,111        103,154
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:

Shares sold                              2,106,612    2,478,035      24,600,748    25,575,911     11,368,349      11,348,17
Shares from reinvestment of
  dividends                                  1,869        2,939          85,120       110,164         14,217         17,429
Shares redeemed                         (2,082,192)  (2,386,622)    (24,186,053)  (23,120,107)   (10,683,634)   (10,570,339)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions                26,289       94,352         499,815     2,565,968        698,932        795,264
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                  (8,869)     (14,017)       (258,560)     (410,775)       (71,232)      (102,972)
  Total Distributions Paid                  (8,869)     (14,017)       (258,560)     (410,775)       (71,232)      (102,972)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                26,196       94,449         499,690     2,565,948        698,811        795,446

NET ASSETS:

Beginning of year                          499,066      404,617       8,803,179     6,237,231      3,463,542      2,668,096
End of year                               $525,262     $499,066      $9,302,869    $8,803,179     $4,162,353     $3,463,542
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                        $51          $51            $146          $135           $202           $207
----------------------------------------------------------------------------------------------------------------------------

                                            U.S.GOVERNMENT               U.S.GOVERNMENT
                                                MONEY                     SELECT MONEY
                                             MARKET FUND                   MARKET FUND
AMOUNTS IN THOUSANDS                       2002         2001           2002          2001
---------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                      $18,570      $29,004         $28,441       $48,628
Net realized gains (losses) on
  investment transactions                        4            -              36             -
  Net Increase in Net Assets
  Resulting from Operations                 18,574       29,004          28,477        48,628
---------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS:

Shares sold                              2,842,268    2,070,399       4,114,700     4,129,693
Shares from reinvestment of
  dividends                                  7,394       11,530          11,975        18,071
Shares redeemed                         (2,813,718)  (2,024,506)     (4,282,626)   (3,698,457)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions                35,944       57,423        (155,951)      449,307
---------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:

From net investment income                 (18,570)     (29,012)        (28,441)      (48,633)
  Total Distributions Paid                 (18,570)     (29,012)        (28,441)      (48,633)
---------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                35,948       57,415        (155,915)      449,302

NET ASSETS:

Beginning of year                          595,365      537,950       1,139,044       689,742
End of year                              $ 631,313     $595,365        $983,129    $1,139,044
---------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                        $36          $33             $59           $21
---------------------------------------------------------------------------------------------

SEE NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS ANNUAL REPORT 9 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   FINANCIAL HIGHLIGHTS

                                                                             CALIFORNIA MUNICIPAL MONEY MARKET FUND
SELECTED PER SHARE DATA                                         2002           2001           2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                               $1.00          $1.00          $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                             0.02           0.03           0.03          0.03          0.03
  Total Income from Investment Operations                         0.02           0.03           0.03          0.03          0.03
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                    (0.02)         (0.03)         (0.03)        (0.03)        (0.03)
     Total Distributions Paid                                    (0.02)         (0.03)         (0.03)        (0.03)        (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                     $1.00          $1.00          $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                  1.75%          3.06%          2.64%         2.75%         3.20%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of year                         $525,262       $499,066       $404,617      $363,050      $224,843
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements                    0.55%          0.55%          0.55%         0.55%         0.49%
   Expenses, before waivers and reimbursements                    0.89%          0.90%          0.91%         0.91%         0.94%
   Net investment income, net of waivers and reimbursements       1.72%          2.98%          2.61%         2.68%         3.14%
   Net investment income, before waivers and reimbursements       1.38%          2.63%          2.25%         2.32%         2.69%
----------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 10 NORTHERN FUNDS ANNUAL REPORT

                                             FOR THE FISCAL YEARS ENDED MARCH 31

                                                                                      MONEY MARKET FUND
SELECTED PER SHARE DATA                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                              0.03          0.06          0.05          0.05          0.05
  Total Income from Investment Operations                          0.03          0.06          0.05          0.05          0.05
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

  From net investment income                                      (0.03)        (0.06)        (0.05)        (0.05)        (0.05)
    Total Distributions Paid                                      (0.03)        (0.06)        (0.05)        (0.05)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   3.07%         6.09%         5.06%         5.04%         5.31%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of year                        $9,302,869    $8,803,179    $6,237,231    $4,886,098    $3,296,030
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                      0.55%         0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and reimbursements                      0.88%         0.89%         0.89%         0.89%         0.90%
  Net investment income, net of waivers and reimbursements         2.99%         5.91%         4.96%         4.91%         5.19%
  Net investment income, before waivers and reimbursements         2.66%         5.57%         4.62%         4.57%         4.84%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 11 MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                                 MUNICIPAL MONEY MARKET FUND
SELECTED PER SHARE DATA                                         2002           2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                              0.02          0.04          0.03          0.03          0.03
  Total Income from Investment Operations                          0.02          0.04          0.03          0.03          0.03
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

  From net investment income                                      (0.02)        (0.04)        (0.03)        (0.03)        (0.03)
    Total Distributions Paid                                      (0.02)        (0.04)        (0.03)        (0.03)        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   1.96%         3.67%         3.01%         2.98%         3.27%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of year                        $4,162,353    $3,463,542    $2,668,096    $2,384,030    $1,814,343
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                      0.55%         0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and reimbursements                      0.89%         0.89%         0.90%         0.89%         0.89%
  Net investment income, net of waivers and reimbursements         1.90%         3.60%         2.96%         2.90%         3.20%
  Net investment income, before waivers and reimbursements         1.56%         3.26%         2.61%         2.56%         2.86%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE NET ASSET VALUE AT THE END OF THE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 12 NORTHERN FUNDS ANNUAL REPORT

                                             FOR THE FISCAL YEARS ENDED MARCH 31

                                                                              U.S. GOVERNMENT MONEY MARKET FUND
SELECTED PER SHARE DATA                                          2002          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                              0.03          0.06          0.05          0.05          0.05
  Total Income from Investment Operations                          0.03          0.06          0.05          0.05          0.05
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                     (0.03)        (0.06)        (0.05)        (0.05)        (0.05)
     Total Distributions Paid                                     (0.03)        (0.06)        (0.05)        (0.05)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   2.83%         5.97%         4.92%         4.94%         5.22%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of year                          $631,313      $595,365      $537,950      $469,866      $417,042
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                      0.55%         0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and reimbursements                      0.89%         0.92%         0.92%         0.91%         0.93%
  Net investment income, net of waivers and reimbursements         2.74%         5.79%         4.82%         4.82%         5.10%
  Net investment income, before waivers and reimbursements         2.40%         5.42%         4.45%         4.46%         4.72%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS ANNUAL REPORT 13 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   FINANCIAL HIGHLIGHTS (CONTINUED)          FOR THE FISCAL YEARS ENDED MARCH 31

                                                                           U.S. GOVERNMENT SELECT MONEY MARKET FUND
SELECTED PER SHARE DATA                                          2002         2001           2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                              0.03          0.06          0.05          0.05          0.05
  Total Income from Investment Operations                          0.03          0.06          0.05          0.05          0.05
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

  From net investment income                                      (0.03)        (0.06)        (0.05)        (0.05)        (0.05)
    Total Distributions Paid                                      (0.03)        (0.06)        (0.05)        (0.05)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                   2.71%         5.89%         4.86%         4.87%         5.24%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of year                          $983,129    $1,139,044      $689,742      $416,527      $306,425
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                      0.55%         0.55%         0.55%         0.55%         0.46%
  Expenses, before waivers and reimbursements                      0.88%         0.89%         0.90%         0.91%         0.93%
  Net investment income, net of waivers and reimbursements         2.64%         5.70%         4.86%         4.73%         5.13%
  Net investment income, before waivers and reimbursements         2.31%         5.36%         4.51%         4.37%         4.66%
---------------------------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR.

SEE NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS 14 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                                           MARCH 31, 2002
CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                                     PRINCIPAL
                                                                       AMOUNT                 VALUE
                                                                       (000S)                 (000S)
------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.3%
  CALIFORNIA - 83.8%
     Alameda-Contra Costa California School
       Financing Authorities Variable COP,
       (KBC Bank LOC),
       Series 2002J,
       1.50%, 4/5/02                                                   $ 4,300              $ 4,300
       Series 2002K,
       1.50%, 4/5/02                                                     6,200                6,200
     Alisal California United School District COP,
       Series 2002A (FSA Insured),
       1.35%, 4/5/02                                                     1,000                1,000
     California Economic Development
       Financial Authority VRDB, Series 2000,
       California Independent Systems Operation
       Corp. Project (MBIA Insured),
       1.55%, 4/5/02                                                     3,600                3,600
       1.65%, 4/5/02                                                     3,285                3,285
     California Financing Authority PCR Bonds,
       San Diego Gas & Electric Co. (MBIA Insured),
       Merrill Lynch P-Floats PA-538R,
       1.68%, 4/5/02                                                    12,260               12,260
       Merill Lynch P-Floats PA-633R,
       1.68%, 4/5/02                                                     5,250                5,250
     California Financing Authority PCR Refunding
       Bonds, Series 1991A, Shell Oil Co. Project
       (Motiva Enterprises LLC Gtd.)
       1.35%, 4/1/02                                                       700                  700
     California Health Facilities Financing Authority
       Revenue Bonds, Adventist Health Systems,
       Series 1998B (MBIA Insured),
       1.45%, 4/1/02                                                     1,200                1,200
       Series 2002B (KBC Bank LOC),
       1.45%, 4/1/02                                                     2,700                2,700
     California HFA Revenue Bonds,
       Merrill P-Floats PT-14,
       1.50%, 8/22/02                                                    2,270                2,270
     California HFA Revenue Bonds,
       Series II-R-44 (AMT), Solomon Smith
       Barney ROC (AMBAC Insured),
       1.53%, 4/5/02                                                     6,195                6,195
     California HFA Revenue Bonds,
       Series A-2 (AMT), P-Floats PT-258,
       1.70%, 12/5/02                                                  $ 6,465              $ 6,465
     California Multifamily Housing
       Revenue Bonds (AMT), Merrill Lynch
       P-Floats PT-1355,
       1.68%, 4/5/02                                                     7,365                7,365
     California Pollution Control Financing
       Authority Environmental Improvement
       Revenue Bonds, Series 1997B (AMT)
       (Air Products & Chemicals Corp. Gtd.),
       1.50%, 4/5/02                                                     4,500                4,500
     California Pollution Control Financing
       Authority Revenue Bonds,
       Series 1994 (AMT), Atlantic Richfield
       Co. Project (Atlantic Richfield Co. Gtd.),
       1.50%, 4/1/02                                                       800                  800
     California Pollution Control Financing
       Authority Solid Waste Disposal Revenue
       Bonds, Series A (AMT), Waste Management
       Project (ABN AMRO LOC),
       1.45%, 4/5/02                                                    13,400               13,400
     California Rural Home Mortgage Finance
       Authority Revenue Bonds, Series B (AMT),
       P-Floats PT-346, SFM Backed Securities
       (Colld. by GNMA securities),
       1.46%, 4/5/02                                                         5                    5
     California School Cash Reserve Program
       Authority Pooled Bonds, Series 2001A,
       4.00%, 7/3/02                                                    10,000               10,034
     California State Department of General Services
       COP, Series 2001, Merrill Lynch P-Floats
       PT-1290 (Merrill Lynch & Co., Inc. Gtd.)
       1.68%, 4/5/02                                                    11,255               11,255
     California State Department of Water Control
       Valley Project Revenue Bonds, Merill Lynch
       P-Floats PT-1183,
       1.47%, 4/5/02                                                     8,525                8,525

SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 15 MONEY MARKET FUNDS

MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS
   CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.3% - (CONTINUED)
   CALIFORNIA - 83.8% - (CONTINUED)
     California State G.O. Bank of America Corp.
       Variable Rate Certificates, Series 1997H
       (Colld. by U.S. Government Securities),
       1.43%, 4/5/02                                                   $26,210             $ 26,210
     California State G.O. Bonds, Eagle Trust
       Series 20000507 (XL Capital
       Assurance Insured),
       1.48%, 4/5/02                                                    10,000               10,000
     California State G.O. CP, Series A,
       1.30%, 4/5/02                                                     1,100                1,100
       1.30%, 5/8/02                                                     5,000                5,000
     California State G.O. VRDB, Merrill Lynch
       P-Floats PT-1257 (XL Capital
       Assurance Insured),
       1.48%, 4/5/02                                                     6,475                6,475
     California State RAN,
       Series 2001B,
       1.68%, 4/5/02                                                    47,600               47,601
       Series 2001-2002,
       3.25%, 6/28/02                                                   34,100               34,191
     California State Veterans G.O. Bonds, Merlots
       Series 2000A (AMT) (AMBAC Insured),
       1.58%, 4/5/02                                                     5,000                5,000
     California Statewide Communities
       Development Authority COP, Sutter Health
       Obligated Group (AMBAC Insured),
       1.35%, 4/1/02                                                     2,200                2,200
     California Statewide Communities
       Development Authority Multifamily Revenue
       Bonds, Series 2001H (AMT), Hamilton Villas
       Apartments (FNMA Gtd.),
       1.45%, 4/5/02                                                    11,440               11,440
     California Statewide Communities Development
       Authority Multifamily Revenue Bonds, Series 2001
       (AMT), Phoenix Terrace Apartments (FNMA Gtd.),
       1.45%, 4/5/02                                                     3,550                3,550
     California Statewide Communities
       Development Authority Revenue Bonds,
       Series A, Jewish Federation
       (Allied Irish Bank LOC)
       1.70%, 4/5/02                                                     6,455                6,455
     California Statewide Communities
       Development Authority Revenue Bonds,
       Series 1993A, House Ear Institute Project
       (JPMorgan Chase Bank LOC),
       1.45%, 4/1/02                                                   $ 1,400              $ 1,400
     California Statewide Communities
       Development Corp. COP, Covenant
       Retirement Communities (LaSalle Bank LOC),
       1.45%, 4/5/02                                                     4,000                4,000
     Chino Basin California Desalter Authority
       Revenue Bonds, Series 2002A
       (HypoVereinsbank LOC),
       1.30%, 4/5/02                                                    13,500               13,500
     City of Irvine Limited Obligation Improvement
       Bonds, Assessment District No. 94-13
       (Canadian Imperial Bank LOC),
       1.35%, 4/1/02                                                       500                  500
     City of Irvine Refunding Bonds, Assessment
       District No. 89-10 (HypoVereinsbank LOC),
       1.35%, 4/1/02                                                     1,000                1,000
     Fresno G.O. TRAN, Series 2001,
       3.25%, 6/28/02                                                    3,500                3,505
     Irvine Ranch Water District COP, Capital
       Improvement Project (Toronto-Dominion
       Bank LOC),
       1.35%, 4/1/02                                                     1,500                1,500
     Irvine Ranch Water District Revenue Bonds,
       District No. 140, 240, 105 & 250
       (Bank of America LOC),
       1.35%, 4/1/02                                                     1,000                1,000
     Long Beach Harbor Revenue Bonds,
       Series 1995 (MBIA Insured),
       9.00%, 5/15/02                                                      800                  807
     Long Beach Harbor Revenue Bonds (AMT),
       Merrill Lynch P-Floats PT-463
       1.48%, 4/5/02                                                     6,530                6,530
     Los Angeles County TRAN, Series 2001,
       3.75%, 6/28/02                                                    7,500                7,520

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 16 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.3% - (CONTINUED)
   CALIFORNIA - 83.8% - (CONTINUED)

     Los Angeles Department of Water & Power
       Revenue VRDB
       Series 2001B-1,
       1.35%, 4/1/02                                                   $ 2,600              $ 2,600
     Los Angeles Unified School District TRAN,
       Series 2001,
       4.00%, 7/23/02                                                    8,000                8,034
     Los Angeles Wastewater Revenue Bonds
       (FGIC Insured),
       Series A,
       1.88%, 10/31/02                                                  10,000               10,000
       Series B,
       1.88%, 10/31/02                                                   3,000                3,000
     Metropolitan Water District of Southern
       California Waterworks Revenue Bonds,
       Series 2001C-1,
       1.35%, 4/1/02                                                     2,800                2,800
     MSR Public Power Agency of California
       Revenue Bonds, Series 1998F, San Juan
       Project (MBIA Insured),
       1.40%, 4/1/02                                                     1,500                1,500
     Newman Capital Trust Program Class A
       Certificates, Series 2001-1 (AMT)
       (FHLMC Gtd.),
       1.68%, 4/5/02                                                     2,700                2,700
     Oakland California Revenue Bonds, Merlots
       Series 2000M (AMBAC Insured),
       1.53%, 4/5/02                                                     3,000                3,000
     Oceanside California Multifamily Revenue
       Bonds, Series 1990A, Riverview Springs
       (FNMA LOC),
       1.42%, 4/5/02                                                     5,700                5,700
     Ontario California IDA Industrial Development
       Revenue Bonds, L.D. Brinkman & Co. Project
       (Bank of America LOC),
       1.45%, 4/1/02                                                       600                  600
     Orange County Limited Obligation Improvement
       Bonds, Irvine Coast Assessment District
       No. 88-1 (SocGen LOC),
       1.45%, 4/1/02                                                     2,000                2,000
     Orange County Sanitation District Refunding
       COP, Series 2000B,
       1.35%, 4/1/02                                                   $ 1,200              $ 1,200
     Regents of University of California CP Notes,
       Series A,
       1.20%, 4/8/02                                                     7,000                7,000
     Palmdale Community Redevelopment
       Mortgage Revenue Bonds, First Union
       Merlots Series 2000-TTT (AMT) (Colld. by
       U.S. Government Securities),
       2.47%, 9/3/02                                                     6,175                6,175
     Peninsula Corridor Joint Powers Board BAN,
       2.00%, 1/23/03                                                    3,000                3,012
     Sacramento County Sanitation District
       Revenue Bonds, First Union Merlots
       Series 2000SSS (Colld. by U.S. Government
       Securities),
       1.53%, 4/5/02                                                     2,600                2,600
     Sacramento-Yolo Port District VRDB,
       Series 1997A (AMT), California Free Trade
       Zone Project (Wells Fargo Bank LOC),
       1.75%, 4/5/02                                                     1,500                1,500
     San Bernardino County SFM Revenue Bonds,
       First Union Merlots Series 2001A-21 (AMT),
       1.58%, 4/5/02                                                     2,085                2,085
     San Bernardino County TRAN, Series 2001,
       3.75%, 7/2/02                                                     6,500                6,526
     San Diego County & School District TRAN,
       Series 2001,
       3.50%, 6/28/02                                                   10,000               10,021
     San Francisco City & County Airports
       Commission International Airport Revenue
       Bonds (AMT), P-Floats PA-661 (FSA Insured),
       1.48%, 4/5/02                                                     6,210                6,210
     San Francisco City & County Redevelopment
       Agency Multifamily Revenue Bonds, Series
       1985B, Bayside Village Project,
       1.42%, 4/5/02                                                     5,000                5,000
     Santa Barbara County School Finance
       Authority TRAN, Series 2001-2002 ,
       3.25%, 6/28/02                                                    5,700                5,708

   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 17 MONEY MARKET FUNDS

MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 2002
   CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 98.3% - (CONTINUED)
CALIFORNIA - 83.8% - (CONTINUED)

     Santa Cruz County Board of Education
       TRAN, Series 2001,
       3.25%, 7/2/02                                                   $ 5,510              $ 5,518
     South Coast Local Education Agencies
       TRAN, Series 2001,
       3.25%, 6/28/02                                                    2,000                2,003
     Victor Valley High School Districts
       TRAN, Series 2001-2A,
       3.25%, 7/2/02                                                     4,155                4,161
     Vista City Multifamily Housing Revenue
       Bonds, Merrill Lynch P-Floats PT-476
       (FHLMC Gtd.),
       1.48%, 4/5/02                                                     8,610                8,610
     West Contra Costa Unified School District
       TRAN, Series 2001,
       3.25%, 8/21/02                                                    6,000                6,019
     Windsor Multifamily Housing Revenue Bonds,
       Series 1995A (AMT), Oakmont at Windsor
       Project (JPMorgan Chase Bank LOC),
       1.50%, 4/5/02                                                     3,015                3,015
------------------------------------------------------------------------------------------------------
                                                                                            440,090
------------------------------------------------------------------------------------------------------

   PUERTO RICO - 2.7%
     Puerto Rico Commonwealth TRAN,
       Series 2001,
       3.00%, 7/30/02                                                    8,100                8,124
     Puerto Rico Public Finance Corp. Morgan
       Stanley Floater Certificates,
       Series 2001-52 (MBIA Insured),
       1.90%, 4/5/02                                                     6,345                6,345
------------------------------------------------------------------------------------------------------
                                                                                             14,469
------------------------------------------------------------------------------------------------------

   MULTIPLE STATES POOLED SECURITIES - 11.8%
     Charter Mac Certificates Trust I, Series 2001
       (AMT) (Charter Mac Insured),
       1.50%, 4/5/02                                                    14,000               14,000
     SunAmerica Pooled Puttable Floating Option
       Tax-Exempt Receipts (AMT), Series 2001-1,
       Class A Certificates (FHLMC Gtd.),
       1.58%, 4/5/02                                                    47,885               47,885
------------------------------------------------------------------------------------------------------
                                                                                             61,885
------------------------------------------------------------------------------------------------------
       TOTAL MUNICIPAL INVESTMENTS (COST $516,444)                                         $516,444


       OTHER - 0.1%

       Federated Tax-Exempt Money Market

       Fund No. 80                                                      $  496                $ 496
------------------------------------------------------------------------------------------------------
       TOTAL OTHER (COST $496)                                                                  496
------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS - 98.4% (COST $516,940)                                           516,940

       Other Assets less Liabilities - 1.6%                                                   8,322
------------------------------------------------------------------------------------------------------
       NET ASSETS - 100.0%                                                                 $525,262


SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 18 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2002
MONEY MARKET FUND

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - 11.4%

   DOMESTIC CERTIFICATES OF DEPOSIT - 1.0%

     American Express Centurion Bank,
       1.80%, 4/11/02                                                $  10,000             $ 10,000
       1.89%, 6/14/02                                                   25,000               25,000
     National City Bank, Cleveland Branch,
       2.24%, 1/15/03                                                   20,000               20,001
     National City Bank of Indiana,
       2.27%, 12/23/02                                                  32,500               32,500
------------------------------------------------------------------------------------------------------
                                                                                             87,501
------------------------------------------------------------------------------------------------------
   FOREIGN CERTIFICATES OF DEPOSIT - 10.4%
     Bank of Nova Scotia,
       4.59%, 4/2/02                                                    10,000               10,000
       4.75%, 4/22/02                                                   37,000               37,008
     Barclays Bank, London Branch,
       2.13%, 5/28/02                                                   92,500               92,516
     BNP Paribas, New York Branch,
       2.18%, 12/5/02                                                   50,000               50,000
     Canadian Bank Imperial Bank of Commerce,
       1.70%, 7/31/02                                                   20,000               19,998
     Commerzbank, New York Branch,
       4.61%, 4/2/02                                                    10,000               10,000
       4.52%, 4/5/02                                                    50,000               50,000
       4.05%, 5/13/02                                                   20,000               20,000
     Credit Agricole Indosuez, New York Branch,
       1.74%, 7/26/02                                                   20,000               20,001
     Credit Suisse First Boston, New York Branch,
       2.12%, 12/2/02                                                   40,000               40,000
     Deutsche Bank, New York Branch,
       4.07%, 5/10/02                                                   10,000               10,000
       4.05%, 5/13/02                                                   40,000               39,999
       2.54%, 10/4/02                                                   87,500               87,495
     Landesbank Baden-Wuerttem,
       New York Branch,
       4.58%, 4/2/02                                                    10,000               10,000
       4.58%, 4/3/02                                                    21,000               21,000
     Nordea Bank Finland, New York Branch,
       2.29%, 10/31/02                                                  20,000               20,005
     Royal Bank of Canada, New York Branch,
       2.52%, 10/4/02                                                   15,000               14,999
     Societe Generale, New York Branch,
       1.75%, 3/28/03                                                   45,000               44,973
     Svenska Handelsbanken, Inc., New York Branch,
       2.66%, 9/24/02                                                 $ 50,000             $ 50,002
     Toronto Dominion Bank, New York Branch,
       4.62%, 4/19/02                                                   25,000               25,003
       2.11%, 12/4/02                                                   25,000               25,000
     UBS AG, Stamford Branch,
       4.05%, 5/13/02                                                  100,000               99,999
       2.25%, 12/23/02                                                  75,000               75,003
       2.34%, 2/18/03                                                   25,000               25,000
       2.40%, 2/18/03                                                   22,500               22,500
     Westpac Banking Corp.,
       4.52%, 4/5/02                                                    50,000               50,000
------------------------------------------------------------------------------------------------------
                                                                                            970,501
------------------------------------------------------------------------------------------------------
       TOTAL CERTIFICATES OF DEPOSIT (COST $1,058,002)                                    1,058,002
------------------------------------------------------------------------------------------------------

   COMMERCIAL PAPER - 45.3%

   ADMINISTRATION OF ENVIRONMENT & HOUSING PROGRAMS - 0.5%
     Alaska Housing Finance Corp.,
       1.85%, 4/5/02                                                    13,250               13,247
       1.85%, 4/8/02                                                     5,400                5,398
       1.87%, 5/8/02                                                    30,400               30,342
------------------------------------------------------------------------------------------------------
                                                                                             48,987
------------------------------------------------------------------------------------------------------

   BANK HOLDING COMPANIES - 0.4%
     Internationale Nederlanden (U.S.),
       2.10%, 11/25/02                                                  40,750               40,184
------------------------------------------------------------------------------------------------------
   C&I MACHINES AND COMPUTER EQUIPMENT - 2.0%
     Cooperative Association of Tractor,
       1.90%, 4/9/02                                                     2,000                2,000
       2.30%, 4/15/02                                                   12,250               12,239
       2.09%, 4/30/02                                                   12,500               12,479
       1.80%, 5/23/02                                                   14,500               14,462
     International Business Machines Credit,
       2.08%, 11/25/02                                                 145,000              143,006
------------------------------------------------------------------------------------------------------
                                                                                            184,186
------------------------------------------------------------------------------------------------------

   CHEMICALS AND ALLIED PRODUCTS - 0.1%
     Dow Chemical Co.,
       1.95%, 5/20/02                                                    7,500                7,480
------------------------------------------------------------------------------------------------------


   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 19 MONEY MARKET FUNDS

MONEY MARKET FUNDS
    SCHEDULE OF INVESTMENTS
    MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   COMMERCIAL PAPER - 45.3% - (CONTINUED)

   COLLATERIZED LOAN OBLIGATIONS - 1.5%

     Moat Funding LLC,
       2.29%, 4/29/02                                                $  50,000            $  49,911
       1.93%, 6/6/02                                                    13,500               13,452
       1.87%, 6/25/02                                                   25,000               24,890
       1.90%, 7/10/02                                                   12,500               12,434
     Stellar Funding, Inc.,
       1.87%, 4/1/02                                                     2,812                2,812
       1.87%, 4/4/02                                                     1,385                1,385
       1.82%, 4/8/02                                                     2,710                2,709
       1.78%, 4/10/02                                                    6,035                6,032
       1.82%, 4/12/02                                                    4,075                4,073
       1.85%, 4/15/02                                                    4,803                4,799
       1.85%, 4/17/02                                                    5,000                4,996
       1.82%, 4/29/02                                                    1,719                1,717
       1.85%, 5/1/02                                                     1,741                1,738
       1.85%, 5/10/02                                                    3,516                3,509
       1.90%, 5/14/02                                                    4,000                3,991
       1.85%, 5/21/02                                                    7,000                6,982
       1.85%, 5/22/02                                                    1,003                1,000
------------------------------------------------------------------------------------------------------
                                                                                            146,430
------------------------------------------------------------------------------------------------------

   COMMUNICATIONS - 2.3%
     Verizon Global Funding,
       1.86%, 6/21/02                                                   12,500               12,448
       1.86%, 6/24/02                                                   20,000               19,913
       2.62%, 9/20/02                                                   65,000               64,186
       2.10%, 10/17/02                                                   5,000                4,942
     Verizon Network Funding,
       1.85%, 6/28/02                                                   72,000               71,674
       2.11%, 11/15/02                                                  40,000               39,466
------------------------------------------------------------------------------------------------------
                                                                                            212,629
------------------------------------------------------------------------------------------------------

   CREDIT CARD MASTER TRUSTS - 4.3%

     Citibank Credit Card Master Trust - Dakota Certificates,
       1.85%, 4/4/02                                                    51,500               51,492
       1.84%, 4/26/02                                                   20,000               19,974
     Ford Credit Floorplan Master Owner,
       1.85%, 4/10/02                                                   35,000               34,984
       1.87%, 4/18/02                                                   45,000               44,960
       1.87%, 5/3/02                                                    25,000               24,958
     MBNA Credit Card Master Trust -
       Emerald Certificates,
       1.85%, 4/2/02                                                 $  40,000            $  39,998
       1.82%, 4/4/02                                                    50,000               49,992
       1.88%, 4/16/02                                                   50,000               49,961
       1.85%, 4/22/02                                                   20,000               19,979
       1.85%, 4/25/02                                                   37,500               37,454
       1.85%, 4/29/02                                                   27,000               26,961
------------------------------------------------------------------------------------------------------
                                                                                            400,713
------------------------------------------------------------------------------------------------------

   EDUCATIONAL SERVICES - 0.2%
     Duke University,
       1.85%, 4/12/02                                                   12,750               12,743
       1.85%, 5/10/02                                                    5,350                5,339
------------------------------------------------------------------------------------------------------
                                                                                             18,082
------------------------------------------------------------------------------------------------------

   ELECTRIC SERVICES - 1.0%
     Lincoln, Nebraska Electric System,
       1.85%, 4/15/02                                                   15,000               14,989
     National Rural Utilities Cooperative,
       1.88%, 4/26/02                                                   18,500               18,476
     Southern Co. Funding Corp.,
       1.85%, 4/12/02                                                   30,000               29,983
       1.86%, 4/25/02                                                   27,500               27,466
------------------------------------------------------------------------------------------------------
                                                                                             90,914
------------------------------------------------------------------------------------------------------

   ELECTRONIC AND OTHER ELECTRONIC COMPONENTS - 1.4%
     General Electric Capital Services,
       1.88%, 7/3/02                                                    37,500               37,318
     General Electric Co.,
       2.02%, 5/28/02                                                   90,000               89,712
------------------------------------------------------------------------------------------------------
                                                                                            127,030
------------------------------------------------------------------------------------------------------

   EXECUTIVE, LEGISLATIVE & GENERAL - 0.1%
     Nebraska Public Power District,
       1.85% , 4/11/02                                                   6,000                6,000
------------------------------------------------------------------------------------------------------

   FOREIGN DEPOSITORY INSTITUTION - 0.2%
     Nordea North America, Inc.,
       1.85%, 4/8/02                                                    10,000                9,996
       2.05%, 9/10/02                                                   10,000                9,908
------------------------------------------------------------------------------------------------------
                                                                                             19,904
------------------------------------------------------------------------------------------------------

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 20 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   COMMERCIAL PAPER - 45.3% - (CONTINUED)

   MULTI-SELLER CONDUITS - 17.4%

     Amstel Funding Corp.,
       1.85%, 4/2/02                                                 $  50,000            $  49,997
       1.83%, 4/15/02                                                    2,000                1,999
       1.85%, 4/26/02                                                   50,000               49,936
       1.86%, 7/12/02                                                  141,814              141,067
       1.83%, 7/17/02                                                   20,000               19,891
       1.95%, 8/13/02                                                   14,000               13,898
     Atlantic Asset Securitization Corp.,
       1.94%, 4/1/02                                                    31,500               31,500
       1.84%, 4/2/02                                                     5,000                5,000
       1.86%, 4/15/02                                                   51,984               51,946
       1.86%, 4/17/02                                                   45,071               45,034
       1.88%, 4/25/02                                                   15,000               14,981
     Concord Minutemen Capital Co.,
       1.84%, 4/2/02                                                    40,000               39,998
     Corporate Receivables Corp.,
       1.85%, 4/29/02                                                   50,000               49,928
     Eiffel Funding LLC,
       1.88%, 4/2/02                                                    25,000               24,999
       1.83%, 4/11/02                                                    8,342                8,336
       2.00%, 6/4/02                                                    20,000               19,929
     Fairway Finance Corp.,
       1.90%, 4/2/02                                                    15,000               14,999
       1.85%, 4/9/02                                                     2,300                2,299
       1.86%, 4/16/02                                                    1,296                1,295
       1.95%, 6/13/02                                                    6,011                5,987
       1.95%, 6/17/02                                                    8,259                8,225
       1.95%, 6/25/02                                                   15,000               14,931
     Gemini Securitization,
       1.90%, 4/3/02                                                    25,000               24,997
       1.90%, 4/5/02                                                     7,000                6,999
       1.85%, 4/22/02                                                   25,000               24,973
     Giro Multi Funding Corp.,
       1.90%, 4/3/02                                                    35,000               34,996
     Jupiter Securitization Corp.,
       1.85%, 4/29/02                                                    7,293                7,282
     Kitty Hawk Funding Corp.,
       1.90%, 4/18/02                                                   16,000               15,986
       2.20%, 8/9/02                                                    13,000               12,897
     Lexington Parker Capital,
       1.65%, 4/18/02                                                $  37,500            $  37,471
       1.80%, 4/22/02                                                   25,000               24,974
       1.86%, 5/6/02                                                    20,211               20,174
       1.85%, 5/16/02                                                   15,000               14,965
       1.92%, 6/3/02                                                    39,608               39,475
       1.86%, 6/5/02                                                    26,500               26,411
       1.86%, 6/6/02                                                   120,000              119,592
     Market Street Funding,
       1.90%, 4/10/02                                                   14,000               13,993
     Ness LLC,
       1.74%, 4/12/02                                                   10,000                9,995
       1.81%, 4/18/02                                                    8,300                8,293
       1.85%, 4/25/02                                                    7,500                7,491
       1.89%, 4/29/02                                                   51,083               51,008
       1.89%, 4/29/02                                                   10,000                9,984
       1.87%, 6/6/02                                                    15,000               14,949
       1.92%, 6/24/02                                                   15,129               15,061
     Sheffield Receivables Corp.,
       1.88%, 4/1/02                                                    25,000               25,000
     Silver Tower U.S. Funding,
       1.85%, 5/7/02                                                    15,350               15,322
       1.91%, 6/4/02                                                    65,000               64,779
       1.95%, 6/25/02                                                   37,500               37,327
       1.95%, 8/14/02                                                   22,500               22,335
     Tannehill Capital Co. LLC,
       1.95%, 6/11/02                                                   20,000               19,923
     Thames Asset Global
       Securitization, Inc. - No.1,
       1.85%, 4/10/02                                                    7,000                6,997
       1.95%, 4/15/02                                                   30,000               29,977
     Tulip Funding Corp.,
       1.90%, 4/24/02                                                    5,355                5,349
       1.90%, 5/10/02                                                    8,554                8,536
       2.02%, 8/1/02                                                    20,000               19,863
       2.00%, 8/5/02                                                    15,000               14,895
       2.10%, 10/8/02                                                    5,000                4,945
     Variable Funding,
       1.95%, 4/1/02                                                   100,000              100,000
       1.90%, 4/2/02                                                    50,000               49,997

   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 21 MONEY MARKET FUNDS

MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS
   MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   COMMERCIAL PAPER - 45.3% - (CONTINUED)
   MULTI-SELLER CONDUITS - 17.4% - (CONTINUED)

     Victory Receivables Corp.,
       1.65%, 4/16/02                                                $  18,000            $  17,988
       2.00%, 6/24/02                                                   11,500               11,446
------------------------------------------------------------------------------------------------------
                                                                                          1,612,820
------------------------------------------------------------------------------------------------------

   OTHER RECEIVABLES - 0.2%
     Four Winds Funding,
       1.83%, 4/8/02                                                    15,000               14,995
------------------------------------------------------------------------------------------------------

   SECURITIES ARBITRAGE - 1.8%
     Moriarty Ltd.,
       3.53%, 5/3/02                                                    45,000               44,859
       1.88%, 6/5/02                                                    45,000               44,847
       1.82%, 6/11/02                                                   45,000               44,839
       2.00%, 9/10/02                                                   20,000               19,820
       2.10%, 11/22/02                                                  15,000               14,794
------------------------------------------------------------------------------------------------------
                                                                                            169,159
------------------------------------------------------------------------------------------------------

   SECURITY & COMMODITY BROKERS/DEALERS - 1.9%
     Morgan Stanley Dean Witter Discover & Co. FRN,
       1.79%, 4/1/02                                                   130,000              130,000
       1.79%, 4/1/02                                                    50,000               50,000
------------------------------------------------------------------------------------------------------
                                                                                            180,000
------------------------------------------------------------------------------------------------------

   SINGLE SELLER CONDUITS - 2.0%
     Atlantis One Funding Corp.,
       1.97%, 5/20/02                                                   20,000               19,946
       2.00%, 9/13/02                                                   37,500               37,156
     Halogen Capital,
       1.67%, 4/12/02                                                   17,000               16,991
       1.85%, 4/17/02                                                   21,500               21,482
       1.65%, 4/18/02                                                   30,000               29,977
       1.84%, 5/9/02                                                    42,500               42,418
     Perry Global Funding LLC,
       1.85%, 4/3/02                                                    19,170               19,168
------------------------------------------------------------------------------------------------------
                                                                                            187,138
------------------------------------------------------------------------------------------------------
   STRUCTURED INVESTMENT VEHICLES - 8.0%
     CC USA Inc.,
       1.74%, 7/22/02                                                   10,000                9,946
     Conduit Asset Backed Security,
       1.96%, 6/17/02                                                    5,000                4,979
       1.96%, 6/21/02                                                   25,000               24,890
       2.01%, 8/28/02                                                   10,000                9,917
     Crown Point Capital Co.,
       1.95%, 4/2/02                                                  $  6,000             $  6,000
       1.82%, 4/10/02                                                   40,000               39,982
       1.95%, 4/12/02                                                    5,000                4,997
       2.29, 4/18/02                                                    36,000               35,961
     Independence Funding LLC,
       1.74%, 5/15/02                                                   42,000               41,911
     K2 (USA) LLC,
       2.29%, 4/17/02                                                   24,000               23,976
       2.47%, 4/26/02                                                   12,500               12,479
       1.86%, 6/18/02                                                    5,000                4,980
       2.01%, 9/9/02                                                    19,750               19,572
     Liberty Street Funding Co.,
       1.85%, 4/17/02                                                   12,500               12,490
       1.85%, 4/22/02                                                   12,600               12,586
     MPF Ltd.,
       1.81%, 4/11/02                                                   40,000               39,980
       1.86%, 4/29/02                                                   10,100               10,085
       1.87%, 5/1/02                                                    55,500               55,414
       1.95%, 6/12/02                                                   25,000               24,903
     North Coast Funding LLC,
       1.83%, 4/8/02                                                    16,000               15,994
     Scaldis Capital LLC,
       1.83%, 4/17/02                                                   17,000               16,986
       1.88%, 6/14/02                                                   40,624               40,467
     Sigma Finance,
       2.30%, 4/18/02                                                   23,000               22,975
       1.86%, 5/23/02                                                   13,250               13,214
       1.90%, 6/4/02                                                    22,000               21,926
       1.89%, 7/2/02                                                    44,000               43,788
       2.08%, 7/11/02                                                   35,000               34,796
       1.84%, 7/18/02                                                   23,000               22,873
       1.90%, 7/23/02                                                   17,500               17,395
       2.14%, 11/8/02                                                    5,000                4,934
     Surrey Funding Corp.,
       1.67%, 4/19/02                                                   30,000               29,975
     Westways Funding IV Ltd.,
       1.86%, 4/9/02                                                    43,500               43,482
       1.85%, 4/17/02                                                   19,000               18,984
------------------------------------------------------------------------------------------------------
                                                                                            742,837
------------------------------------------------------------------------------------------------------
       TOTAL COMMERCIAL PAPER (COST $4,209,488)                                          $4,209,488


   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 22 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   CORPORATE NOTES/BONDS - 17.9%

   AUTO RECEIVABLES - 0.5%

     Ford Credit Auto Owner Trust,
       2.01%, 6/27/02                                                $  45,000            $  45,000
------------------------------------------------------------------------------------------------------
   BANK HOLDING COMPANIES - 0.2%
     Wells Fargo Co.,
       6.50%, 9/3/02                                                    25,000               25,399
------------------------------------------------------------------------------------------------------
   BUSINESS SERVICES - 0.2%
     ADE Investments LLC Loan Program VRN,
       Series 1998-A (First of America LOC),
       1.97%, 4/5/02                                                     7,160                7,160
     FBC Chemical Corp. Taxable VRDN
       (First of America LOC),
       2.00%, 4/5/02                                                     3,475                3,475
     JCM Properties LP VRN,
       2.02%, 4/5/02                                                     2,515                2,515
     KBL Capital Fund, Inc., Series A,
       1.97%, 4/5/02                                                     5,700                5,700
     Vreba-Hoff Funding Inc., Notes, Series 1998-A
       1.96%, 4/5/02                                                     3,950                3,950
------------------------------------------------------------------------------------------------------
                                                                                             22,800
------------------------------------------------------------------------------------------------------
   C&I MACHINES AND COMPUTER EQUIPMENT - 0.4%
     John Deere Capital Corp. FRN,
       1.82%, 4/18/02                                                   12,500               12,501
       1.98%, 7/12/02                                                   25,000               25,009
------------------------------------------------------------------------------------------------------
                                                                                             37,510
------------------------------------------------------------------------------------------------------

   COLLATERALIZED LOAN OBLIGATIONS - 0.6%

     Syndicated Loan Funding Trust, Senior
       Secured Notes, Series 2001-5,
       5.00%, 4/12/02                                                   52,000               52,000
------------------------------------------------------------------------------------------------------
   COMMUNICATIONS - 0.1%
     AT&T Capital Corp. MTN,
       7.24%, 7/29/02                                                    8,500                8,593
------------------------------------------------------------------------------------------------------
   DOMESTIC DEPOSITORY INSTITUTION - 1.1%
     Firstar Bank Note,
       4.50%, 4/18/02                                                   50,000               49,997
     Marshall & Ilsley Bank Note,
       6.15%, 12/2/02                                                   19,000               19,434
     Suntrust Banks FRN,
       1.85%, 4/22/02                                                    5,000                5,000
     U.S. Bank N.A. MTN,
       3.54%, 9/3/02                                                 $  25,000            $  25,000
------------------------------------------------------------------------------------------------------
                                                                                             99,431
------------------------------------------------------------------------------------------------------

   ELECTRONIC AND OTHER ELECTRONIC COMPONENTS - 0.9%
     General Electric Capital Corp.,
       3.81%, 7/30/02                                                   50,000               50,007
       6.70%, 10/1/02                                                   20,800               21,230
       6.44%, 10/6/02                                                    3,250                3,316
     General Electric Capital Corp. Global Bond,
       6.40%, 1/15/03                                                    6,000                6,191
------------------------------------------------------------------------------------------------------
                                                                                             80,744
------------------------------------------------------------------------------------------------------

   EXECUTIVE, LEGISLATIVE & GENERAL - 0.1%
     Greensboro, North Carolina COP, Series B
       1.90%, 4/5/02                                                     5,000                5,000
------------------------------------------------------------------------------------------------------
   HEALTH SERVICES - 0.1%

     Healthcare Network Properties LLC Loan
       Program VRDN, Series 1999-A
       (National City Bank LOC),
       1.97%, 4/5/02                                                     7,500                7,500
------------------------------------------------------------------------------------------------------
   INTERNATIONAL RECEIVABLES - 0.5%
     Holmes Financing PLC FRN,
       1.91%, 4/15/02                                                   50,000               50,000
------------------------------------------------------------------------------------------------------
   NON-DEPOSITORY PERSONAL CREDIT INSTITUTIONS - 1.5%
     American Express Credit Co.,
       1.85%, 2/14/03                                                  100,000               99,956
       1.85%, 3/25/03                                                   45,000               45,000
------------------------------------------------------------------------------------------------------
                                                                                            144,956
------------------------------------------------------------------------------------------------------

   REAL ESTATE - 0.0%
     Wilmington Pike LLC Project VRDN,
       Series 2000,

       2.00%, 4/5/02                                                     3,250                3,250
------------------------------------------------------------------------------------------------------
   OTHER RECEIVABLES - 0.5%
     Zurich Capital Markets,
       1.95%, 4/24/02                                                   47,500               47,500
------------------------------------------------------------------------------------------------------

   SEE NOTES TO THE FINANCIAL STATEMENTS

                             NORTHERN FUNDS ANNUAL REPORT 23 MONEY MARKET FUNDS

MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS
   MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   CORPORATE NOTES/BONDS - 17.9% - (CONTINUED)

   SECURITY & COMMODITY BROKER/DEALERS - 2.9%

     Goldman Sachs Group, Inc. FRN,
       2.00%, 4/1/02                                                 $  35,000            $  35,005
       2.09%, 4/29/02                                                   23,000               23,009
       2.11%, 5/16/02                                                   23,000               23,016
       2.11%, 5/23/02                                                   10,000               10,008
     Goldman Sachs Group, Inc. MTN,
       2.04%, 6/5/02                                                    25,000               25,000
       6.89%, 9/30/02                                                   10,000               10,203
       7.01%, 9/30/02                                                   10,000               10,209
       2.45%, 12/20/02                                                  25,000               25,000
     Merrill Lynch & Co. MTN,
       4.63%, 4/1/02                                                   100,000              100,000
       5.92%, 1/6/03                                                     7,500                7,681
------------------------------------------------------------------------------------------------------
                                                                                            269,131
------------------------------------------------------------------------------------------------------

   STRUCTURED INVESTMENT VEHICLES - 8.3%
     Beta Finance, Inc.,
       3.74%, 8/15/02                                                   90,000               89,997
     CC USA, Inc. MTN,
       3.74%, 8/15/02                                                   47,500               47,498
       2.37%, 2/1/03                                                    15,000               15,000
     Dorada Finance, Inc.,
       4.10%, 5/13/02                                                   40,000               40,000
     K2 (USA) LLC MTN,
       4.56%, 4/8/02                                                    12,500               12,500
       4.46%, 4/15/02                                                   14,000               14,000
       4.10%, 5/13/02                                                   35,000               35,000
       4.06%, 7/15/02                                                   35,000               35,001
       2.61%, 10/10/02                                                   5,000                5,000
       2.45%, 12/2/02                                                    5,000                5,000
       2.72%, 12/2/02                                                   15,000               15,000
     Liberty Lighthouse, U.S. Capital MTN,
       4.61%, 5/13/02                                                   50,000               50,000
       3.70%, 9/9/02                                                    40,000               40,000
     Links Finance LLC MTN,
       3.75%, 8/20/02                                                   50,000               50,000
       2.32%, 1/27/03                                                   45,000               44,998
     Sigma Finance FRN,
       1.93%, 4/1/02                                                    37,000               37,002
     Sigma Finance MTN,
       4.31%, 5/9/02                                                 $  15,000            $  15,003
       3.87%, 7/23/02                                                   50,000               50,003
       4.05%, 7/30/02                                                   75,000               75,000
       3.61%, 9/4/02                                                    20,000               19,995
       2.59%, 10/7/02                                                   20,000               20,000
       2.50%, 10/23/02                                                   5,000                5,000
       2.25%, 11/8/02                                                   50,000               50,000
------------------------------------------------------------------------------------------------------
                                                                                            770,997
------------------------------------------------------------------------------------------------------
       TOTAL CORPORATE NOTES/BONDS (COST $1,669,811)                                      1,669,811



   EURODOLLAR TIME DEPOSITS - 3.7%

     Bayerische Hypo-Und Vereinsbank,
       Grand Cayman,
       1.75%, 4/1/02                                                    88,396               88,396
     Lloyds Bank, London,
       1.96%, 4/2/02                                                    85,000               85,000
     Marshall & Isley Bank, Grand Cayman,
       1.68%, 4/1/02                                                    25,000               25,000
     National Australia Bank, Grand Cayman,
       1.75%, 4/1/02                                                    35,000               35,000
     Societe Generale, Grand Cayman,
       1.75%, 4/1/02                                                    27,325               27,325
     South Trust Bank N.A., Grand Cayman,
       1.68%, 4/1/02                                                    82,000               82,000
------------------------------------------------------------------------------------------------------
       TOTAL EURODOLLAR TIME DEPOSITS (COST $342,721)                                       342,721

   GOVERNMENT NOTES/BONDS - 1.2%

     FNMA,
       1.95%, 7/1/02                                                    25,000               24,877
       6.37%, 10/15/02                                                  60,000               61,136
       2.08%, 12/2/02                                                   23,132               22,804
------------------------------------------------------------------------------------------------------
       TOTAL GOVERNMENT NOTES/BONDS (COST $108,817)                                         108,817

   MUNICIPAL INVESTMENTS - 4.7%

   ADMINISTRATION OF ENVIRONMENT & HOUSING PROGRAMS - 3.2%
     Alaska State Housing Finance Corp.,
       1.99%, 1/14/03                                                   10,000               10,000

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 24 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 4.7% (CONTINUED)
   ADMINISTRATION OF ENVIRONMENT & HOUSING PROGRAMS - 3.2% - (CONTINUED)

     California HFA Home Mortgage Revenue
       Bonds, Series R,
       1.95%, 4/5/02                                                 $  55,630            $  55,630
     Connecticut State Housing Finance
       Authority Taxable VRDN, Series 2001 - A4,
       2.00%, 4/5/02                                                    12,250               12,250
     New York City Taxable BAN, Series 5,
       3.00%, 2/26/03                                                   25,000               25,114
     New York State HFA Taxable VRDN, Series 2001-B,
       1.95%, 4/5/02                                                    29,500               29,500
     Texas State Veterans' Housing Program
       Taxable Fund II, Series 99A-2,
       2.00%, 4/5/02                                                    19,000               19,000
     Utah Housing Finance SFM Bonds,
       Series 2001-A,
       2.00%, 4/5/02                                                     6,250                6,250
     Virginia State Commonwealth Mortgage
       HDA Bonds,
       Series A,
       2.00%, 4/5/02                                                   133,915              133,915
       Series B,
       2.00%, 4/5/02                                                     2,855                2,855
       Series C,
       2.00%, 4/5/02                                                     6,210                6,210
------------------------------------------------------------------------------------------------------
                                                                                            300,724
------------------------------------------------------------------------------------------------------

   BUSINESS SERVICES - 0.4%

     Bonbright Distributors Taxable
       VRDN, Series 1998,
       2.00%, 4/5/02                                                     4,715                4,715
     Courtyards of Mackinaw LLC Mortgage
       Revenue Bonds, Series 1999-H
       (First of America LOC),
       1.97%, 4/5/02                                                     4,100                4,100
     Malone College Project VRDN,
       2.00%, 4/5/02                                                     3,375                3,375
     Mubea, Inc. Taxable Project VRDN,
       Series 1998,
       2.00%, 4/5/02                                                     8,000                8,000
       Series 1999,
       2.00%, 4/5/02                                                     4,000                4,000
     Schreiber Industrial Park-North Co.
       Taxable VRDN,
       2.00%, 4/5/02                                                  $  4,800             $  4,800
     Smith Clinic Project Taxable VRDN,
       Series 2000,
       2.00%, 4/5/02                                                     6,270                6,270
------------------------------------------------------------------------------------------------------
                                                                                             35,260
------------------------------------------------------------------------------------------------------

   EXECUTIVE, LEGISLATIVE & GENERAL - 0.5%
     Cook County, Illinois G.O. Bonds, Series
       2002-A Taxable,
       1.96%, 4/5/02                                                    10,000               10,000
     Massachusetts Municipal Wholesale Electric Co.,
       Power Supply Project,
       2.52%, 7/1/02                                                    14,660               14,660
     New York City Taxable BAN, Series A-11,
       2.03%, 4/5/02                                                    10,000               10,000
     Seattle, Washington Ltd. G.O. Bonds,
       Series 1996-C,
       1.90%, 4/5/02                                                     7,695                7,695
     Texas Municipal Power Agency,
       1.93%, 6/3/02                                                     5,930                5,930
------------------------------------------------------------------------------------------------------
                                                                                             48,285
------------------------------------------------------------------------------------------------------

   HEALTH SERVICES - 0.4%

     Flint, Michigan Hospital Building Authority
       Loan Program Notes, Series 1997-A,
       Hurley Medical Center,
       2.00%, 4/5/02                                                    11,400               11,400
     Healthcare Network Properties LLC Loan
       Program VRDN, Series 1999-A
       (National City Bank LOC),
       1.97%, 4/5/02                                                    11,400               11,400
     Integris Health, Inc. Taxable Baptist Medical
       Plaza Associate Ltd. VRDB,
       2.02%, 4/5/02                                                    13,680               13,680
------------------------------------------------------------------------------------------------------
                                                                                             36,480
------------------------------------------------------------------------------------------------------

   PUBLIC FINANCE TAX - 0.1%

     New Jersey Economic Development
       Authority VRN, Series 1997-B, Taxable
       CNBC Project,
       1.85%, 4/1/02                                                    11,601               11,601
------------------------------------------------------------------------------------------------------

   SEE NOTES TO THE FINANCIAL STATEMENTS

                             NORTHERN FUNDS ANNUAL REPORT 25 MONEY MARKET FUNDS

MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS
   MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 4.7% (CONTINUED)
   WATER TRANSPORTATION - 0.1%

     Massachusetts Port Authority Special
       Project Revenue, Series 2001-B,
       2.00%, 4/5/02                                                   $ 5,400            $   5,400
------------------------------------------------------------------------------------------------------
       TOTAL MUNICIPAL INVESTMENTS (COST $437,750)                                          437,750
------------------------------------------------------------------------------------------------------
       INVESTMENTS, AT AMORTIZED COST (COST $7,826,589)                                  $7,826,589

   REPURCHASE AGREEMENTS - 15.9%

   (COLLD. BY U.S. GOVERNMENT SECURITIES)
     Chase Manhattan, dated 3/31/02,
       repurchase price $200,043
       1.94%, 4/1/02                                                   200,000              200,000
     Chase Manhattan, dated 3/31/02,
       repurchase price $50,010
       1.94%, 4/1/02                                                    50,000               50,000
     Chase Manhattan, dated 3/31/02,
       repurchase price $295,065
       2.00%, 4/1/02                                                   295,000              295,000
     Chase Manhattan, dated 3/31/02,
       repurchase price $36,110
       1.90%, 4/1/02                                                    36,103               36,103
     Chase Manhattan, dated 3/31/02,
       repurchase price $200,042
       1.92%, 4/1/02                                                   200,000              200,000
     Chase Manhattan, dated 3/31/02,
       repurchase price $150,032
       1.92%, 4/1/02                                                   150,000              150,000
     Chase Manhattan, dated 3/31/02,
       repurchase price $105,022
       1.93%, 4/1/02                                                   105,000              105,000
     Goldman Sachs, dated 3/31/02,
       repurchase price $445,117
       1.90%, 4/1/02                                                   445,000              445,000
------------------------------------------------------------------------------------------------------
       TOTAL REPURCHASE AGREEMENTS (COST $1,481,103)                                      1,481,103

------------------------------------------------------------------------------------------------------
       TOTAL INVESTMENT - 100.1% (cost $9,307,692)                                        9,037,692

       Liabilities less Other Assets - (0.1)%                                                (4,823)
------------------------------------------------------------------------------------------------------
       NET ASSETS - 100.0%                                                               $9,302,869

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 26 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS                                        MARCH 31, 2002
   MUNICIPAL MONEY MARKET FUND

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   MUNICIPAL INVESTMENTS - 98.4%

   ALABAMA - 0.9%

     Alabama Special Care Facilities Financing
        Authority VRDB, Series 1999B,
        1.50%, 4/5/02                                                 $  3,400             $  3,400
     Birmingham Medical Clinic Board VRDB,
        University of Alabama Health Services
        (Amsouth Bank LOC),
        1.55%, 4/5/02                                                    3,000                3,000
     Huntsville Health Care Authority VRDB,
        Series 1998A (MBIA Insured),
        1.40%, 4/5/02                                                    4,000                4,000
     McIntosh Industrial Development Board
        Environmental Improvement Facilities Revenue
        Refunding VRDB, Series 1998E (AMT), CIBA
        Specialty Chemical Corp. (CIBA Specialty
        Chemical Corp. Gtd.),
        1.50%, 4/1/02                                                   20,800               20,800
     Oxford G.O. VRDB, Trust Receipts SGB 34
        (AMBAC Insured),
        1.58%, 4/5/02                                                    4,250                4,250
     Selma Industrial Development Board Revenue
        VRDB, Series A (AMT), Meadowcraft, Inc.
        Project (Bank of America LOC),
        1.65%, 4/5/02                                                    1,800                1,800
------------------------------------------------------------------------------------------------------
                                                                                             37,250
------------------------------------------------------------------------------------------------------

   ALASKA - 0.1%
     Alaska International Airports Revenue VRDB,
        Series I (AMT), Merlots (AMBAC Insured),
        1.68%, 4/5/02                                                    3,750                3,750
------------------------------------------------------------------------------------------------------
   ARIZONA - 1.0%
     Apache County IDA VRDN, Series 1996 (AMT),
        Imperial Components, Inc. Project
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    1,175                1,175
     Arizona Health Facilities Authority Revenue Bonds,
        Series A, Arizona Healthcare Pooled Financing
        (Caisse des Depots et Consignations GIC),
        1.85%, 4/5/02                                                    1,850                1,850
     Arizona School District TAN COP, Series 2001,
        3.25%, 7/31/02                                                   5,000                5,011
     Maricopa County IDA SFM Revenue Bonds,
        Series 2001-2B, First Union Merlots 2001-A 126,
        1.68%, 4/5/02                                                 $  2,400              $ 2,400
     Phoenix Civic Improvement Corp. BAN,
        Series 2001A & B, Water System Revenue
        (Dexia Bank LOC),
        1.70%, 5/22/02                                                   3,000                3,000
     Phoenix IDA SFM, Series 2001-2A (AMT),
        Merrill P-Floats PT-1344,
        1.59%, 4/5/02                                                    9,845                9,845
     Salt River Agricultural Project Bonds,
        Series B, Improvement & Power District,
        1.30%, 5/16/02                                                   9,500                9,500
     Salt River Project System Revenue Refunding
        Bonds, Series 2002A, Tax-Exempt EagleTrust,
        1.58%, 4/5/02                                                    8,000                8,000
------------------------------------------------------------------------------------------------------
                                                                                             40,781
------------------------------------------------------------------------------------------------------

   ARKANSAS - 0.5%

     Arkansas Development Finance Authority
        Revenue Bonds, Series G (AMT), SFM
        Program (Arkansas Development Finance
        Authority GIC),
        2.73%, 4/1/02                                                    9,905                9,905
     Arkansas Hospital Equipment Finance Authority
        VRDB, Series 1998, AHA Pooled Finance
        Program (Bank of America LOC),
        1.70%, 4/5/02                                                    5,850                5,850
     Lowell City IDR VRDB, Series 1996 (AMT),
        Little Rock Newspapers, Inc. Project
        (Bank of New York LOC),
        1.60%, 4/5/02                                                    3,250                3,250
     West Memphis City IDR VRDN (AMT),
        Proform Co. LLC Project (U.S. Bank LOC),
        1.75%, 4/5/02                                                    1,950                1,950
------------------------------------------------------------------------------------------------------
                                                                                             20,955
------------------------------------------------------------------------------------------------------

   CALIFORNIA - 3.0%

     California Multifamily Housing (AMT), Merrill
        Lynch PT-1355 (Merrill Lynch & Co., Inc. Gtd.),
        1.68%, 4/5/02                                                    9,300                9,300

   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 27 MONEY MARKET FUNDS

MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS
   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% (CONTINUED)
   CALIFORNIA - 3.0% - (CONTINUED)

     California Pollution Control Finance Authority
        Bonds, San Diego Gas & Electric, Merrill
        Lynch P-Floats PA-538R (MBIA Insured),
        1.68%, 4/5/02                                                 $  8,500             $  8,500
     California RAN,
        Series 2001B,
        1.68%, 4/5/02                                                   40,000               40,000
        Series 2001-2002,
        3.25%, 6/28/02                                                  12,000               12,030
     Charter Mac Variable Rate Certificates,
        Series 2001 (AMT), National-2,
        1.68%, 4/5/02                                                   10,000               10,000
     Los Angeles Unified School District TAN,
        Series 2001,
        4.00%, 7/23/02                                                  12,900               12,955
     Los Angeles Wastewater System VRDB,
        Series D (FGIC Insured),
        1.88%, 10/31/02                                                 15,500               15,500
     Newman Capital Trust Program Bonds,
        Series 2001-1 (AMT), Class A Certificates
        (FHLMC Gtd.),
        1.68%, 4/5/02                                                    5,300                5,300
     San Luis Obispo County G.O. BAN,
        3.50%, 7/2/02                                                    5,000                5,010
     South Coast Local Education Agencies TRAN,
        Series 2001,
        3.25%, 6/28/02                                                   8,000                8,012
------------------------------------------------------------------------------------------------------
                                                                                            126,607
------------------------------------------------------------------------------------------------------

   COLORADO - 1.6%

     Colorado HFA Economic Development Revenue
        Bonds (AMT), Metal Sales Manufacturing Corp.
        Project (U.S. Bank LOC),
        1.78%, 4/5/02                                                    2,500                2,500
     Colorado HFA Economic Development Revenue
        Bonds, Walker Manufacturing Co. Project
        (Bank One LOC),
        1.80%, 4/5/02                                                    3,200                3,200
     Colorado HFA Multifamily Insured Mortgage
        Revenue VRDB, Series A,
        1.58%, 4/5/02                                                    6,020                6,020
     Colorado HFA Multifamily Revenue Bonds,
        Series 2001A,
        2.65%, Mandatory Put 8/6/02                                   $  7,000             $  7,000
     Colorado HFA Revenue Bonds (AMT),
        Genesis Innovations LLC (Bank One LOC),
        1.85%, 4/5/02                                                    5,500                5,500
     Colorado HFA SFM Revenue Bonds,
        First Union Merlot Series 2001A-2 (AMT),
        1.68%, 4/5/02                                                    6,010                6,010
     Colorado State TRAN, Series B,
        3.00%, 6/28/02                                                  17,000               17,035
     Colorado Student Obligation Bond Authority
        Revenue VRDB, Series A (AMT) (SLMA Gtd.),
        1.55%, 4/5/02                                                    5,000                5,000
     Denver Airport System VRDB, Series 2000A (AMT),
        Merrill Lynch P-Floats PA-763 (AMBAC Insured),
        1.68%, 4/5/02                                                    4,995                4,995
     Greenwood Village G.O. Bonds, Series 2000,
        Fiddlers Business Improvement District
        (U.S. Bank LOC),
        2.15%, 12/2/02                                                   7,300                7,300
     Pitkin County IDR, Series 1994A (Bank One LOC),
        1.45%, 4/1/02                                                    2,100                2,100
------------------------------------------------------------------------------------------------------
                                                                                             66,660
------------------------------------------------------------------------------------------------------

   DELAWARE - 0.9%

     Delaware State Economic Development Authority
        VRDB, Series B, Pollution Control, Allied Signal
        Corp. (Honeywell International, Inc. Gtd.),
        1.65%, 4/5/02                                                    4,325                4,325
     Delaware Economic Development Authority IDR
        VRDN (AMT), Delaware Clean Power Project,
        Series 1997C,
        1.68%, 4/5/02                                                   12,200               12,200
        Series 1997D,
        1.70%, 4/5/02                                                   20,000               20,000
------------------------------------------------------------------------------------------------------
                                                                                             36,525
------------------------------------------------------------------------------------------------------

   DISTRICT OF COLUMBIA - 1.3%
     District of Columbia G.O. Refunding VRDB,
        Series PA-568, P-Float (FSA Insured),
        1.59%, 4/5/02                                                    4,165                4,165

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 28 NORTHERN FUNDS ANNUAL REPORT

                                                                 MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   DISTRICT OF COLUMBIA - 1.3% - (CONTINUED)

     District of Columbia G.O. Refunding VRDB,
        Series 1999B-12, ROC II (FSA Insured),
        1.58%, 4/5/02                                                $  10,000             $ 10,000
     District of Columbia Metropolitan Airport Authority
        (AMT), SMB ROC #54, (MBIA Insured),
        1.63%, 4/5/02                                                    3,800                3,800
     District of Columbia VRDB, Lowell School, Inc.
        Project (First Union LOC),
        1.55%, 4/5/02                                                    2,800                2,800
     District of Columbia VRDB, Series B,
        Medlantic (FSA Insured),
        1.95%, 4/1/02                                                   25,000               25,000
     District of Columbia Water & Sewer Authority
        VRDB, Series 1998, Citibank Eagle Trust 985201
        (FSA Insured),
        1.58%, 4/5/02                                                    3,300                3,300
     District of Columbia Water & Sewer Revenue
        Bonds, Citicorp Eagle Trust 8121A
        (FSA Insured),
        1.58%, 4/5/02                                                    7,590                7,590
------------------------------------------------------------------------------------------------------
                                                                                             56,655
------------------------------------------------------------------------------------------------------

   FLORIDA - 5.4%

     Alachua County Health Facilities Authority VRDB,
        Shands Health Care (SunTrust Bank LOC),
        1.50%, 4/1/02                                                    1,000                1,000
     Broward County Sales CP TRB, Series A,
        1.35%, 4/26/02                                                   2,500                2,500
     Capital Project Finance Authority Program VRDB,
        Series 2000H (Caisse des Depots et
        Consignations GIC),
        1.85%, 4/5/02                                                    4,300                4,300
     Florida State Board of Education Capital Outlay
        Revenue VRDN, Series 20000902, Citicorp
        Eagle Trust,
        1.58%, 4/5/02                                                    4,550                4,550
     Florida Department of Environmental Protection
        VRDB, ROC Series II R 123 (MBIA Insured),
        1.58%, 4/5/02                                                    4,000                4,000
     Florida Department of Juvenile Justice
        COP Bonds, First Union Merlots,
        Series 2000-000 (MBIA Insured),
        1.63%, 4/5/02                                                 $  6,325              $ 6,325
     Florida Housing Finance Corp. VRDB, Series 2001G,
        Merrill Lynch P-Floats PT-1345
        (Merrill Lynch & Co., Inc. Gtd.),
        1.76%, 4/5/02                                                    5,000                5,000
     Florida Housing Finance Corp. VRDB (AMT),
        Merrill Lynch P-Floats PT-451, Homeowner
        Mortgage Services (FSA Insured),
        1.63%, 4/5/02                                                    3,520                3,520
     Hillsborough County Airport Revenue Bonds
        (AMT), Series 2001B (Landesbank Baden-
        Wuerttemberg LOC),
        1.45%, 5/17/02                                                  14,000               14,000
        1.35%, 5/21/02                                                   4,000                4,000
     Hillsborough County School District VRDN,
        TOB PCR-4 (MBIA Insured),
        1.73%, 4/5/02                                                    7,145                7,145
     Jacksonville PCR Refunding Bonds,
        Florida Power & Light Project (Florida
        Light and Power Gtd.),
        Series 1994,
        1.30%, 4/8/02                                                    2,300                2,300
        Series 1994,
        1.35%, 4/8/02                                                   10,000               10,000
     Jacksonville Health Facilities Authority VRDB,
        Series 1997C,
        Charity Obligation Group (MBIA Insured),
        1.40%, 4/5/02                                                    1,640                1,640
     Lakeland City VRDB, Series 2001A,
        Energy System,
        1.45%, 4/5/02                                                   11,300               11,300
     Miami-Dade County School District TAN,
        3.50%, 6/27/02                                                   9,000                9,017
     Miami-Dade County IDA IDR VRDN,
        Series 1998 (AMT), Fine Art Lamps Project
        (SunTrust Bank LOC),
        1.60%, 4/5/02                                                    1,800                1,800

SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 29 MONEY MARKET FUNDS

MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS
   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   FLORIDA - 5.4% - (CONTINUED)

     Ocean Highway & Port Authority Revenue
        VRDB (AMT) (ABN-AMRO Bank LOC),
        1.65%, 4/5/02                                                 $  1,900             $  1,900
     Orange County HFA Bonds,
        Series 1987A, Citicorp Eagle Trust
        (Colld. by U.S. Government Securities),
        1.58%, 4/5/02                                                    1,900                1,900
     Orange County Health Facility Authority VRDB,
        Series 2000A, Florida Hospital Association
        Health Facility Loan Program (Caisse des Depots
        et Consignations GIC),
        1.85%, 4/5/02                                                   46,300               46,300
     Orange County Health Facility Revenue VRDB,
        Series 17, Adventist-Health Morgan Stanley
        Municipal Trust Receipts (AMBAC Insured),
        1.68%, 4/5/02                                                   19,965               19,965
     Orange County Health Facility Revenue VRDB,
        Morgan Stanley Floater Certificates,
        Series 531 (FSA Insured),
        1.68%, 4/5/02                                                   12,000               12,000
        Series 532 (AMBAC Insured),
        1.68%, 4/5/02                                                   11,000               11,000
     Palm Beach County School District TAN,
        2.75%, 9/26/02                                                   2,900                2,910
     Putman County Development Authority
        PCR Bonds, National Rural Utility Seminole
        Electric H-4 (National Rural Utilities Cooperative
        Finance Co. Gtd.),
        2.00%, 9/15/02                                                   7,680                7,680
     Sarasota County Public Hospital District Revenue
        Bonds, Series 1996A, Sarasota Memorial
        Hospital Project,
        1.35%, 5/22/02                                                   8,800                8,800
     Sunrise Utility System Revenue Refunding
        VRDB, Series 1998A TOB PCR 19
        (AMBAC Insured),
        1.73%, 4/5/02                                                    7,935                7,935
     Sunshine State Governmental Financing
        Authority CP Revenue Notes, Series B,
        1.35%, 4/11/02                                                  11,900               11,900
------------------------------------------------------------------------------------------------------
                                                                                            224,687
------------------------------------------------------------------------------------------------------
   GEORGIA - 3.6%

     Atlanta Airport Authority Revenue Bonds,
        First Union Merlots Series B (AMT)
        (FGIC Insured),
        1.68%, 4/5/02                                                 $  5,800             $  5,800
     Atlanta Housing Authority Multifamily VRDN,
        Series 1999 (AMT), Village of East Lake Phase II
        (Bank of America LOC),
        1.60%, 4/5/02                                                   11,800               11,800
     Atlanta Urban Residential Finance Authority
        Revenue Bonds, Series 2000 (AMT), Carver
        Redevelopment Project (SunTrust Bank LOC),
        1.60%, 4/5/02                                                    3,000                3,000
     Bartow Development Authority PCR VRDB,
        Georgia Power Co., Plant Brown Project
        (Georgia Power Gtd.),
        1.45%, 4/1/02                                                    1,900                1,900
     Burke County Development Authority PCR VRDB,
        Series 4, Georgia Power Co., Plant Vogtle
        Project (Georgia Power Gtd.),
        1.45%, 4/1/02                                                      800                  800
     Clayton County Development Authority IDR VRDB,
        Series 1996 (AMT), Blue Circle Aggregates, Inc.
        Project (Danske Bank LOC),
        1.60%, 4/5/02                                                    5,300                5,300
     DeKalb County Housing Authority VRDB,
        Series 1995 (AMT), Cedar Creek Apartment
        Project (General Electric Capital Corp. LOC),
        1.65%, 4/5/02                                                    5,200                5,200
     DeKalb County Housing Authority VRDB,
        Series 2002 (AMT), Wesley Club Apartments
        (SunTrust Bank LOC),
        1.60%, 4/5/02                                                    3,000                3,000
     Fulton County School District VRDB,
        Citicorp Eagle Trust 981001,
        1.58%, 4/5/02                                                    9,000                9,000
     Georgia Electric Municipal Authority VRDB,
        Series 1985A, Project One (JPMorgan
        Chase Bank LOC),
        1.25%, 4/9/02                                                   20,920               20,920

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 30 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   GEORGIA - 3.6% - (CONTINUED)
     Georgia State G.O. VRDB,
        Eagle Trust Series 97C1001,
        1.58%, 4/5/02                                                 $  7,400              $ 7,400
        Eagle Trust Series 97C1002,
        1.58%, 4/5/02                                                   15,100               15,100
        Eagle Trust Series 99D1002,
        1.58%, 4/5/02                                                   17,280               17,280
     Georgia State Road and Highway Authority
        Revenue BAN, Series 2001,
        2.75%, 11/20/02                                                 20,000               20,057
     Gwinnet County IDR VRDN, Series 1998 (AMT),
        Network Publications, Inc.
        (Bank of America LOC),
        1.60% ,4/5/02                                                    1,200                1,200
     Heard County Development Authority PCR Bonds,
        Series 1997, Wansley Plant Project
        (Georgia Power Co. Gtd.),
        1.45%, 4/1/02                                                      300                  300
     Henry County Development Authority Revenue
        Bonds, Series 1997 (AMT), Atlas Roofing Corp.
        Project (Fleet National Bank LOC),
        1.60%, 4/5/02                                                    4,150                4,150
     Monroe County Development Authority PCR
        Bonds, Scherer Plant Project
        (Georgia Power Co. Gtd.),
        1.45%, 4/1/02                                                      300                  300
        1.50%, 4/1/02                                                    2,000                2,000
     Private College & Universities Facilities Authority
        VRDB, Series 2000B, Emory University,
        1.55%, 4/5/02                                                    1,200                1,200
     Savannah Economic Development Authority
        Revenue VRDN, Series 1997 (AMT), Georgia
        Kaolin Terminals (Bank of America LOC),
        1.60%, 4/5/02                                                    5,000                5,000
     Thomas-Upson County IDR Bonds (AMT),
        Oracle, Inc. Project (Bank One LOC),
        1.85%, 4/5/02                                                    4,550                4,550
     Waleska Downtown Development Authority
        Revenue Bonds, Reinhardt College Project
        (Regions Bank of Alabama LOC),
        1.58%, 4/5/02                                                    2,300                2,300
     Whitfield County IDA Revenue Bonds (AMT),
        H&S Whitting, Inc. Project
        (Bank of America LOC),
        1.60%, 4/5/02                                                 $  1,400              $ 1,400
------------------------------------------------------------------------------------------------------
                                                                                            148,957
------------------------------------------------------------------------------------------------------

   HAWAII - 0.4%

     Hawaii State Airport System Revenue Bonds,
        Series 2000B (AMT), Merrill Lynch P-Floats
        PA-765 (FGIC Insured),
        1.68%, 4/5/02                                                    2,495                2,495
     Hawaii State G.O. Bonds, Citicorp Eagle
        Trust 20001101 (FGIC Insured),
        1.58%, 4/5/02                                                    6,000                6,000
     Honolulu City and County G.O., Series C
        (FGIC Insured),
        2.85%, 12/4/02                                                  10,000               10,053
------------------------------------------------------------------------------------------------------
                                                                                             18,548
------------------------------------------------------------------------------------------------------

     IDAHO - 0.8%

     Idaho HFA Class I SFM Bonds (AMT),
        Series 2000F,
        1.60%, 4/5/02                                                    5,000                5,000
        Series 2000G-2,
        1.55%, 4/5/02                                                   12,250               12,250
     Idaho State TAN,
        Series 2001,
        3.75%, 6/28/02                                                  15,000               15,040
------------------------------------------------------------------------------------------------------
                                                                                             32,290
------------------------------------------------------------------------------------------------------

   ILLINOIS - 8.9%

     Arlington Heights IDR VRDN, Series 1997
        (AMT), 3E Graphics & Printing Project
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    2,585                2,585
     Aurora IDR Bonds, Series 2001(AMT),
        Kenson Industries, Inc. Project
        (Harris Trust & Savings Bank LOC),
        1.70%, 4/5/02                                                    3,400                3,400
     Chicago Board of Education G.O. Unlimited VRDB,
        Series A PA 616, School Reform Board
        (FGIC Insured),
        1.59%, 4/5/02                                                    7,405                7,405

   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 31 MONEY MARKET FUNDS

 MONEY MARKET FUNDS
   SCHEDULE OF INVESTMENTS
   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   ILLINOIS - 8.9% - (CONTINUED)

     Chicago Board of Education G.O. Bonds,
        First Union Merlots Series 2001A47,
        School Reform (FGIC Insured),
        1.63%, 4/5/02                                                 $  6,240             $  6,240
     Chicago City G.O. Equipment Notes
        (Harris Trust & Savings Bank LOC),
        2.10%, 10/2/02                                                  13,200               13,200
     Chicago City Sales TRB VRDN, Series 1998
        PCR-8 PTOB (FGIC Insured),
        1.73%, 4/5/02                                                    3,885                3,885
     Chicago G.O. Project & Refunding Bonds,
        Series 1998M, Bank of America Partnership
        (FGIC Insured),
        1.58%, 4/5/02                                                    4,000                4,000
     Chicago G.O. Refunding VRDB, Series 1998,
        Citicorp Eagle Trust 981302 (FSA Insured),
        1.58%, 4/5/02                                                   11,600               11,600
     Chicago IDR VRDB, Series 1998 (AMT),
        Freedman Seating Co. Project
        (LaSalle Bank LOC),
        1.58%, 4/5/02                                                    3,695                3,695
     Chicago IDR VRDB, Series 1996B (AMT),
        Guernsey Bel, Inc. Project (LaSalle Bank LOC),
        1.58%, 4/5/02                                                    2,655                2,655
     Chicago IDR VRDB, Series 2001 (AMT),
        John Hofmeister & Sons (Harris Trust &
        Savings Bank LOC),
        1.80%, 4/5/02                                                    6,000                6,000
     Chicago Midway Airport Revenue VRDB,
        Series 1995 (AMT), American Transit Air, Inc.
        Project (Bank One LOC),
        1.75%, 4/5/02                                                    5,500                5,500
     Chicago Multifamily Housing Revenue VRDB,
        Series 1999A (AMT), Renaissance Center
        LP Project (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    5,250                5,250
     Chicago O'Hare International Airport VRDB,
        Series 2002 (AMT), O'Hare Tech Center II
        Project (LaSalle Bank LOC),
        1.58%, 4/5/02                                                    5,000                5,000
     Chicago School Reform Board G.O. VRDB,
        Series 1996, Bank of America (MBIA Insured),
        1.63%, 4/5/02                                                $  14,300            $  14,300
     Chicago SFM Revenue VRDB, Series C (AMT),
        First Union Merlots (Colld. by U.S.
        Government Securities),
        1.68%, 4/5/02                                                    2,390                2,390
     Chicago SFM Revenue VRDB, Series 1998C-1
        (AMT), Merrill P-Floats PT-233,
        1.63%, 4/5/02                                                    5,565                5,565
     Crestwood IDR VRDB (AMT), GMG
        Warehouse LLC Project (LaSalle
        National Bank LOC),
        1.58%, 4/5/02                                                    2,950                2,950
     Des Plaines City VRDB, Series 1996 (AMT),
        Finzer Roller, Inc. Project (Harris Trust &
        Savings Bank LOC),
        1.75%, 4/5/02                                                    1,330                1,330
     Elgin City IDR VRDB, Series 1999 (AMT), Questek
        Manufacturing Corp. (American National
        Bank & Trust LOC),
        1.80%, 4/5/02                                                    3,400                3,400
     Elgin City Industrial Project Revenue VRDB (AMT),
        1925 Holmes Road Project (Harris Trust &
        Savings Bank LOC)
        1.75%, 4/5/02                                                    3,300                3,300
     Elgin City IDR VRDB, Series 1996A (AMT),
        Bailey Development LLC Project
        (LaSalle Bank LOC),
        1.58%, 4/5/02                                                    3,400                3,400
     Frankfort IDR VRDB, Series 1996 (AMT),
        Bimba Manufacturing Co. Project
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    3,050                3,050
     Fulton IDR VRDB, Series 1998 (AMT), Drives, Inc.
        Project (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    3,375                3,375
     Illinois Development Finance Authority VRDB,
        Series 1999D-2, AMR Pooled Finance Program
        (Fifth Third Bank LOC),
        2.30%, 11/1/02                                                   7,500                7,500

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 32 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   ILLINOIS - 8.9% - (CONTINUED)

     Illinois Development Finance Authority VRDB,
        Chicago Shakespeare Project
        (LaSalle Bank LOC),
        1.50%, 4/5/02                                                 $  4,100              $ 4,100
     Illinois Development Finance Authority VRDB,
        Series 2001-2002B, Jewish Charities (Harris
        Trust & Savings Bank LOC),
        1.60%, 4/5/02                                                    1,400                1,400
     Illinois Development Finance Authority VRDB,
        Series 1994, NU-Way Industries, Inc. Project
        (Harris Trust & Savings Bank LOC),
        1.58%, 4/5/02                                                    1,400                1,400
     Illinois Development Finance Authority VRDB,
        Series A, Olin Corp. Project
        (Wachovia Bank LOC),
        1.45%, 4/1/02                                                    1,500                1,500
     Illinois Development Finance Authority IDR VRDB
        (AMT), Olson International Limited Project
        (American National Bank & Trust LOC),
        1.80%, 4/5/02                                                    2,205                2,205
     Illinois Development Finance Authority IDR
        VRDB, Series 2000-2001A, Jewish Charities
        (Harris Trust & Savings Bank LOC),
        1.60%, 4/5/02                                                    3,000                3,000
     Illinois Development Finance Authority IDR
        VRDB, Series 1997A (AMT), Randall Metals
        Corp. Project (LaSalle National Bank LOC),
        1.90%, 4/5/02                                                    2,265                2,265
     Illinois Development Finance Authority
        IDR VRDN, Series 1990 (AMT), Solar Press,
        Inc. Project (LaSalle National Bank LOC),
        1.65%, 4/5/02                                                    2,700                2,700
     Illinois Development Finance Authority IDR
        VRDB (AMT), Astron Midwestern, Inc. Project
        (American National Bank & Trust LOC),
        1.65%, 4/5/02                                                    3,845                3,845
     Illinois Development Finance Authority Industrial
        VRDB, Series 1999 (AMT), Amtex Steel, Inc.
        Project (LaSalle Bank LOC),
        1.58%, 4/5/02                                                    5,500                5,500
     Illinois Development Finance Authority Revenue
        VRDB, Series 1989 (AMT), DE Akin Seed Co.
        (Bank One LOC),
        1.65%, 4/5/02                                                 $  1,050              $ 1,050
     Illinois Development Finance Authority Revenue
        VRDN, Enterprise Office Campus
        (Colld. by U.S. Government Securities),
        1.55%, 6/1/02                                                    5,950                5,950
     Illinois Development Finance Authority Revenue
        VRDN, Series 1998 (AMT), Flying Food Fare, Inc.
        (Bank of America LOC),
        1.65%, 4/5/02                                                    5,500                5,500
     Illinois Development Finance Authority Revenue
        VRDN, Series 1999 (AMT), Elite Manufacturing
        Technology, Inc. Project (Harris Trust &
        Savings Bank LOC),
        1.75%, 4/5/02                                                    4,185                4,185
     Illinois Development Finance Authority Revenue
        VRDN, Series 1999A (AMT), Nuevo Hombres
        LLC Project (American National Bank and
        Trust LOC),
        1.80%, 4/5/02                                                    5,405                5,405
     Illinois Development Finance Authority IDR
        VRDN (AMT), Bimba Manufacturing Co.
        Project (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    2,175                2,175
     Illinois Development Finance Authority Bonds
        (AMT), M-Wave (America National Bank and
        Trust LOC),
        1.80%, 4/5/02                                                    4,000                4,000
     Illinois Development Finance Authority VRDB,
        Series A, Local Government Finance Program
        (AMBAC Insured),
        1.85%, 4/5/02                                                   20,750               20,750
     Illinois Development Finance Authority VRDN,
        Series 1997 (AMT), Ciccone Food Products, Inc.
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    4,100                4,100

   SEE NOTES TO THE FINANCIAL STATEMENTS

   NORTHERN FUNDS ANNUAL REPORT 33 MONEY MARKET FUNDS

 MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   ILLINOIS - 8.9% - (CONTINUED)

     Illinois Development Finance Authority Water
        Facility VRDB (AMT), Illinois-American Water
        (MBIA Insured),
        1.70%, 4/5/02                                                 $  5,000             $  5,000
     Illinois Educational Facilities Authority VRDB,
        Series 2000, Shedd Aquarium Society
        (Bank One LOC),
        1.55%, 4/5/02                                                    4,600                4,600
     Illinois Educational Facilities Authority VRDB,
        University of Chicago,
        2.10%, 10/2/02                                                   6,000                6,000
     Illinois Educational Facilities Authority VRDN,
        Cultural Pooled Finance Project (American
        National Bank and Trust LOC),
        1.60%, 4/5/02                                                   14,600               14,600
     Illinois Health Facilities Authority Revenue Bonds,
        Evanston Hospital Corp.,
        Series 1985B
        1.85%, 10/31/02                                                 10,000               10,000
        Series 1987A
        1.30%, 5/2/02                                                   10,000               10,000
     Illinois Health Facilities Authority VRDB,
        Series 1996, Proctor Hospital (Bank One LOC),
        1.55%, 4/5/02                                                    3,050                3,050
     Illinois Health Facilities Authority Revenue Bonds,
        Series 166, Sinai Health System
        (AMBAC Insured),
        1.56%, 4/5/02                                                    4,220                4,220
     Illinois HDA, Series 2001E-3 (AMT), First Union
        Merlot Series 2002A-10,
        1.85%, 2/17/03                                                   8,110                8,110
     Illinois State G.O., Series 2002,  Tax-Exempt
        Eagle Trust, Illinois First (FGIC Insured),
        1.58%, 4/5/02                                                    5,000                5,000
     Illinois State Sales Tax Revenue VRDB,
        Salomon Smith Barney Eagle Trust,
        1.58%, 4/5/02                                                    5,045                5,045
     Joliet Regional Port District VRDB, Series 1985,
        Dow Chemical Co. Project (Dow Chemical Gtd.),
        1.60%, 4/1/02                                                    9,310                9,310
     Metro Pier & Exposition Authority TRB,
        First Union Merlots Series 2000VVV,
        (FGIC Insured),
        2.60%, 9/3/02                                                 $  6,000             $  6,000
     Michigan Strategic Fund (AMT)
        Mold Masters Co. Project, Series 2001
        (Bank One LOC),
        1.85%, 4/5/02                                                    4,700                4,700
     Regional Transportation Authority Revenue
        Bonds, Series 20001303 (MBIA Insured),
        1.58%, 4/5/02                                                   10,210               10,210
     Rockford IDR VRDB, Series 1998 (AMT),
        Ring Can Corp. Project (SunTrust Bank LOC),
        1.60%, 4/5/02                                                    2,000                2,000
     Romeoville IDR VRDB, Series 1997 (AMT),
        Metropolitan Industries, Inc. Project
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    2,000                2,000
     Savanna IDR VRDB, Series 1994 (AMT),
        Metform Corp. Project (Bank One LOC),
        1.65%, 4/5/02                                                    6,500                6,500
     Southwestern Illinois Development Authority
        Solid Waste VRDB, Series 1995 (AMT),
        Shell Oil Co. Wood River Project
        (Shell Oil Co. Gtd.),
        1.60%, 4/1/02                                                    9,700                9,700
     St. Clair County IDR VRDN (AMT), Stellar
        Manufacturing Project (Bank of America LOC),
        1.65%, 4/5/02                                                    5,100                5,100
     University of Illinois Auxiliary Facility System
        Revenue Bonds, Eagle Trust Series 20001301
        (MBIA Insured),
        1.58%, 4/5/02                                                    3,000                3,000
     University of Illinois Revenue VRDB, Auxiliary
        Facility System, Merlots Series 2000S
        (MBIA Insured),
        1.63%, 4/5/02                                                    3,500                3,500
     Village of Ladd IDR VRDB, Series 1996 (AMT),
        O'Neal Metals, Inc. Project (Bank of America LOC),
        1.65%, 4/5/02                                                    7,500                7,500

SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 34 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------

   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   ILLINOIS - 8.9% - (CONTINUED)

     Village of Niles IDR VRDB, Series 1996 (AMT),
        Lewis Spring & Manufacturing Co. Project
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                 $  2,230              $ 2,230
     Will County Solid Waste VRDB, Series 1997 (AMT),
        BASF Corp. (BASF Corp. Gtd.),
        1.55%, 4/1/02                                                    8,500                8,500
     West Chicago City IDR VRDB, Series 1999 (AMT),
        Royal Gold Ribbon Foods Project (Bank One LOC),
        1.80%, 4/5/02                                                    2,000                2,000
------------------------------------------------------------------------------------------------------
                                                                                            369,880
------------------------------------------------------------------------------------------------------

   INDIANA - 5.6%

     Anderson City Economic Development Revenue
        VRDB, Series 1996 (AMT), Gateway Village
        Project (FHLB LOC),
        1.54%, 4/5/02                                                    2,790                2,790
     Avilla Economic Development Revenue VRDB,
        Series 1996 (AMT), Pent Assemblies, Inc.
        Project (Bank One LOC),
        1.80%, 4/5/02                                                    4,500                4,500
     Hammond City Economic Development Revenue
        VRDB, Series 1996A (AMT), Annex at Douglas
        Point Project (FHLB LOC),
        1.54%, 4/5/02                                                    2,840                2,840
     Dekko Foundation Education Facility COP VRDB,
        Series 1 (Bank One LOC),
        1.70%, 4/5/02                                                    5,275                5,275
     Indiana Bond Bank Advance Funding
        Program Notes, Series A-2,
        2.25%, 1/22/03                                                  75,000               75,353
     Indiana Development Finance Authority
        Environmental Revenue Refunding Bonds,
        Series 1998, USX Corp. Project,
        (Bank of Nova Scotia LOC),
        1.40%, 8/1/02                                                    6,000                6,000
     Indiana Development Finance Authority VRDB,
        Youth Opportunity Center Project
        (Bank One LOC),
        1.55%, 4/5/02                                                    1,700                1,700
     Indiana Development Finance Authority
        VRDB (AMT), Series 2001, Bhar Co. Project
        (Bank One LOC),
        1.85%, 4/5/02                                                 $  2,100              $ 2,100
     Indiana Development Finance Authority
        IDR VRDB (AMT), Red Gold, Inc. Project
        (Harris Trust & Savings Bank LOC),
        Series 1994A,
        1.75%, 4/5/02                                                    4,200                4,200
        Series 1994B,
        1.75%, 4/5/02                                                    2,600                2,600
     Indiana Health Facilities Finance Authority
        VRDB, Series 2001A-4, Ascension Health
        Credit Group,
        1.80%, 3/4/03                                                   13,500               13,500
     Indiana Health Facilities Financing Authority
        Revenue Bonds, Series 2001A-1, Ascension
        Health Credit Group,
        1.55%, 6/4/02                                                    5,700                5,700
     Indiana Health Facilities Finance Authority VRDB,
        Franciscan Eldercare (LaSalle Bank LOC),
        1.55%, 4/5/02                                                    6,400                6,400
     Indiana State Housing SFM VRDB,
        Series D1,
        1.90%, 12/17/02                                                  2,235                2,235
        Series D2 (AMT),
        1.95%, 12/17/02                                                 28,455               28,455
     Indiana State Housing Finance Authority SFM
        Revenue Bonds (AMT), First Union Merlots
        (FNMA Gtd.),
        Series 2000B6,
        1.68%, 4/5/02                                                    9,255                9,255
        Series 2001A2,
        1.68%, 4/5/02                                                    2,075                2,075
     Indiana Transportation Authority Highway
        Revenue Bonds, Citicorp Eagle Trust
        Series 981402,
        1.58%, 4/5/02                                                   17,690               17,690
     Indianapolis Revenue Bonds,
        Citizens Gas & Coke Utility,
        1.25%, 4/1/02                                                    4,200                4,200

   SEE NOTES TO THE FINANCIAL STATEMENTS

                             NORTHERN FUNDS ANNUAL REPORT 35 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   INDIANA - 5.6% - (CONTINUED)

     Indianapolis Revenue Bonds (AMT),
        Citizens Gas & Coke Utility (Indianapolis Gas
        Utility Comm. LOC),
        1.30%, 4/8/02                                                 $  6,000             $  6,000
     Laporte Economic Development VRDB,
        Series 2001 (AMT), Alpha Baking Co., Inc.
        Project (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    2,130                2,130
     Madison Economic Development Authority
        Revenue VRDB (AMT), Arvin Sango, Inc. Project
        (Bank One LOC),
        1.70%, 4/5/02                                                    9,300                9,300
     North Vernon Economic Development (AMT),
        Oak Meadows Apartments Project
        (FHLB LOC),
        1.65%, 4/5/02                                                    3,160                3,160
     Sullivan PCR VRDB, Series 1985L-3,
        Hoosier Energy Rural Electric (Natural Rural
        Utilities Coop Finance Gtd.),
        1.45%, 4/5/02                                                    6,200                6,200
     Tippecanoe County PCR Bonds (AMT),
        Caterpillar, Inc. Project,
        1.68%, 4/5/02                                                    8,750                8,750
------------------------------------------------------------------------------------------------------
                                                                                            232,408
------------------------------------------------------------------------------------------------------

   IOWA - 0.7%

     Iowa Finance Authority Economic Development
        VRDB, Series 2002, Iowa West Foundation
        Project (U.S. Bank LOC),
        1.50%, 4/5/02                                                    2,500                2,500
     Iowa Finance Authority Revenue Bonds,
        Series 2000, YMCA & Rehab Center Project
        (Bank of America LOC),
        1.55%, 4/5/02                                                    1,000                1,000
     Iowa School District Cash Anticipation
        Program Warrants Certificates, Series A, Iowa
        School Corp. (FSA Insured),
        3.75%, 6/21/02                                                  15,000               15,036
     Iowa State G.O. TRAN, Series 2001,
        3.00%, 6/27/02                                                  10,000               10,026
------------------------------------------------------------------------------------------------------
                                                                                             28,562
------------------------------------------------------------------------------------------------------

   KANSAS - 0.3%

     Kansas City GNMA Collateralized Mortgage
        Revenue Bonds, Series 1988B (AMT)
        (Colld. by U.S. Government Securities),
        1.65%, 4/5/02                                                 $  2,670             $  2,670
     Kansas Development Finance Authority VRDB,
        Series 2001 (AMT), Oak Ridge Park II
        Apartments (FHLB LOC),
        1.68%, 4/5/02                                                    3,650                3,650
     Kansas State Department of Transportation
        Highway Revenue VRDB, Eagle Series 20001601,
        1.58%, 4/5/02                                                    5,975                5,975
     Olathe City IDR VRDB, Series 1997A (AMT),
        Diamant Boart, Inc. Project
        (Deutsche Bank LOC),
        1.75%, 4/5/02                                                    1,000                1,000
------------------------------------------------------------------------------------------------------
                                                                                             13,295
------------------------------------------------------------------------------------------------------

   KENTUCKY - 2.4%

     Carroll County Solid Waste Disposal VRDB (AMT),
        Celotex Corp. (Citibank LOC),
        1.50%, 4/5/02                                                    7,890                7,890
     Carroll County Solid Waste Disposal Revenue
        Bonds (AMT), BPB Acquisition Project
        (Citibank LOC)
        1.50%, 4/5/02                                                    5,000                5,000
     Clark County Industrial Building Revenue
        VRDB, Series 1996 (AMT), Bluegrass
        Art Cast Project (Bank One LOC),
        1.80%, 4/5/02                                                    2,325                2,325
     Clark County PCR Bonds, Series J-2, East
        Kentucky Power (National Rural Utility
        Cooperative Finance Co. Gtd.),
        2.15%, 4/15/02                                                   6,510                6,510
     Franklin County G.O. Refunding Notes, Series 2001,
        (Bank One LOC),
        1.60%, 4/5/02                                                    5,300                5,300
     Henderson County VRDB, Series 2002B1,
        Kentucky Hospital Association Health Facilities
        (Branch Banking & Trust Co. LOC),
        1.85%, 4/5/02                                                    9,005                9,005

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 36 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   KENTUCKY - 2.4% - (CONTINUED)

     Kenton County Airport Board Revenue Bonds,
        Series 2000A (AMT), Delta Air Lines, Inc. Project
        (Commerzbank LOC),
        1.55%, 4/5/02                                                 $  5,000              $ 5,000
     Kentucky Association of Counties TRAN,
        3.50%, 6/28/02                                                  21,000               21,042
     Kentucky Development Finance Authority
        Revenue Bonds (AMT), Republic Services, Inc.
        Project (Bank of America LOC)
        1.65%, 4/5/02                                                    8,500                8,500
     Kentucky Housing Corp. Revenue Bonds,
        First Union Merlots Series 2000B9 (AMT),
        1.68%, 4/5/02                                                    9,985                9,985
     Kentucky Interlocal School Association TRAN COP,
        Series 2002,
        3.75%, 6/28/02                                                   8,500                8,520
     Kentucky State Turnpike Economic Development
        Authority VRDN, Morgan Stanley Floating Rate
        Trust Certificate 2000 Series 293
        (AMBAC Insured),
        1.56%, 4/5/02                                                    4,070                4,070
     Lexington-Fayette Urban County Airport
        First Mortgage Revenue Bonds,
        Series 1998A (MBIA Insured),
        1.60%, 4/1/02                                                    1,300                1,300
     Louisville & Jefferson County Regional Airport
        Authority Revenue BAN, Series 1997A (AMT),
        Airport Systems (National City Bank LOC),
        1.55%, 4/5/02                                                    6,245                6,245
------------------------------------------------------------------------------------------------------
                                                                                            100,692
------------------------------------------------------------------------------------------------------

   LOUISIANA - 0.7%
     Ascension Parish Revenue VRDB,
        BASF Corp. Project (AMT) (BASF Corp. Gtd.)
        Series 1995,
        1.55%, 4/1/02                                                      300                  300
        Series 1998,
        1.55%, 4/1/02                                                    1,800                1,800
     Jefferson Parish Economic Development Corp.
        VRDB, Series 2000 (AMT), Walle Corp. Project
        (Bank One LOC),
        1.80%, 4/5/02                                                    8,500                8,500
     Jefferson Parish Home Mortgage Authority
        Bonds, Merrill Lynch P-Floats Series PT-264,
        1.63%, 4/5/02                                                 $  5,440              $ 5,440
     Jefferson Parish Home Mortgage Authority SFM
        Revenue Bonds (AMT), Merlot Series 2001A79
        (Colld. by GNMA),
        1.68%, 4/5/02                                                    5,490                5,490
     Lake Charles Harbor & Terminal District Revenue
        Bonds, Lehman Floating Rate Trust
        (Bank of America Gtd.)
        3.15%, 4/5/02                                                    5,075                5,075
     Louisiana Public Facilities Authority Revenue
        Bonds, Series B, Advance Funding Notes,
        3.25%, 8/29/02                                                   2,020                2,024
------------------------------------------------------------------------------------------------------
                                                                                             28,629
------------------------------------------------------------------------------------------------------

   MAINE - 0.4%

     Maine Public Utility Finance Bank Revenue
        VRDN (AMT), Series 1996, Maine Public
        Service Co. Project (Bank of New York LOC),
        1.60%, 4/5/02                                                    5,000                5,000
     Maine State Housing Authority Mortgage
        Purchase VRDB, Series 1998F-2 (AMT),
        1.68%, 4/5/02                                                    9,995                9,995
     Maine State Turnpike Authority Revenue Bonds,
        Eagle Trust Series 200001901 (FGIC Insured),
        1.58%, 4/5/02                                                    3,000                3,000
------------------------------------------------------------------------------------------------------
                                                                                             17,995
------------------------------------------------------------------------------------------------------

   MARYLAND - 1.0%

     Howard County Multifamily Housing Revenue Bonds,
        Sherwood Crossing Limited (Colld. by
        U.S. Government Securities),
        3.00%, 6/1/02                                                    4,000                4,000
     Maryland State Community Development
        Administration Housing & Community
        Development Revenue Bonds, Series B (AMT),
        Residential Housing,
        1.68%, 4/5/02                                                   22,295               22,295

   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 37 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   MARYLAND - 1.0% - (CONTINUED)

     Maryland State Economic Development Corp.
        Revenue Bonds (AMT), Unisite Design, Inc.
        (Mellon Bank LOC),
        1.90%, 4/5/02                                                 $  2,305             $  2,305
     Northeast Maryland Waste Disposal Authority
        Revenue Bonds, Reserve Eagle Trust
        Series 96C2001 (MBIA Insured),
        1.58%, 4/5/02                                                   11,185               11,185
------------------------------------------------------------------------------------------------------
                                                                                             39,785
------------------------------------------------------------------------------------------------------

   MASSACHUSETTS - 0.4%

     Massachusetts State Turnpike Authority Revenue
        Bonds, Series 2001-4, Clipper Trust Certificate
        (MBIA Insured),
        1.85%, 12/20/02                                                  9,540                9,540
     Massachusetts State Development Finance
        Agency VRDN, Waste Management, Inc. Project
        (SunTrust Bank LOC),
        1.60%, 4/5/02                                                    5,500                5,500
------------------------------------------------------------------------------------------------------
                                                                                             15,040
------------------------------------------------------------------------------------------------------

   MICHIGAN - 3.1%

     Detroit Sewage Disposal System VRDN,
        First Union Merlots Series 2000A (FGIC Insured),
        1.63%, 4/5/02                                                    6,800                6,800
     Detroit Economic Development Corp. (AMT)
        Resource Recovery, Series 2001A,
        (AMBAC Insured),
        2.59%, 5/1/02                                                    5,955                5,955
     Jackson County Economic Development Corp.
        VRDB, Vista Grande (LaSalle Bank LOC),
        1.50%,4/1/02                                                     2,500                2,500
     Jackson County Economic Development Corp.
        VRDN, Series 2000 (AMT), Kellog Crankshaft Co.
        Project (Comerica Bank LOC),
        1.65%, 4/5/02                                                    6,000                6,000
     Jackson County Economic Development Corp.
        VRDN, Series 1999 (AMT)
        Production Saw & Machine Co.
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                    6,000                6,000
     Michigan Municipal Bond Authority Revenue
        Notes, Series 2001,
        4.00%, 4/11/02                                                $  3,000             $  3,001
     Michigan Municipal Bond Authority Revenue
        Bonds,
        Series C-1,
        3.50%, 8/22/02                                                   4,000                4,014
        Series C-2 (Morgan Guaranty Trust Co. LOC),
        3.50%, 8/22/02                                                   2,500                2,509
     Michigan State Building Authority CP Notes,
        Series 2 (Bank of New York LOC),
        1.65%, 4/17/02                                                   6,200                6,200
     Michigan State Housing Development Authority
        Revenue VRDB, Series 1999 (AMT), Baldwin
        Villas (Comerica Bank LOC),
        1.65%, 4/5/02                                                    4,965                4,965
     Michigan Strategic Fund PCR Revenue Bonds,
        Dow Chemical (Dow Chemical Gtd.),
        1.50%, 5/6/02                                                    2,300                2,300
     Michigan State Strategic Fund VRDN, Series 2001
        (AMT), Plymouth Packaging Project
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                    4,600                4,600
     Michigan State Strategic Fund VRDN,
        Electro-Chemical Finishing Project
        (Bank One LOC),
        1.80%, 4/5/02                                                    4,800                4,800
     Michigan State Strategic Fund VRDN, Series 2001
        (AMT), Behr Systems Project (Bank One LOC),
        1.80%, 4/5/02                                                    3,500                3,500
     Michigan State Strategic Fund VRDB, Series 2001
        (AMT), Roesler Metal Finishing Project
        (Standard Federal Bank LOC),
        1.65%, 4/5/02                                                    5,500                5,500
     Michigan State Strategic Fund VRDN, Series 2001
        (AMT), Advanced Tooling System Project
        (Bank One LOC),
        1.80%, 4/5/02                                                    6,450                6,450
     Michigan State Strategic Fund VRDN (AMT),
        Serta Restokraft Mattress Co. Project
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                    4,760                4,760

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 38 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   MICHIGAN - 3.1% - (CONTINUED)

     Michigan State Strategic Fund VRDN, Series 1999
        (AMT), Great Lakes Metal Stamping
        (Bank One LOC),
        1.80%, 4/5/02                                                 $  2,100              $ 2,100
     Michigan State Strategic Fund VRDN, Series 1999
        (AMT), Midway Die & Engineering
        (Bank One LOC),
        1.80%, 4/5/02                                                    2,000                2,000
     Michigan State Strategic Fund Limited Obligation
        VRDN (AMT), Dirksen Screw Co. Project
        (Bank One LOC),
        1.65%, 4/5/02                                                    3,000                3,000
     Michigan State Strategic Fund Limited Obligation
        Revenue Bonds (AMT), Grand Haven Plastics
        Project (Bank One LOC),
        1.80%, 4/5/02                                                    5,000                5,000
     Michigan State Strategic Fund Limited Obligation
        Revenue Bonds (AMT), Leader Dogs for the Blind
        Project (Comerica Bank LOC),
        1.55%, 4/5/02                                                    3,850                3,850
     Michigan State Strategic Fund Limited Obligation
        Revenue Bonds (AMT), Corlett-Turner Co. Project
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                    2,755                2,755
     Michigan State Strategic Fund Limited Obligation
        Revenue Bonds (AMT), Alphi Manufacturing, Inc.
        Project (Bank One LOC),
        1.80%, 4/5/02                                                    3,900                3,900
     Michigan State Strategic Fund Limited Obligation
        Revenue Bonds (AMT), Technology Drive
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                    4,000                4,000
     Michigan Strategic Fund Limited G.O. Revenue
        Bonds, Series 1993A, Consumers Power Co.
        Project (AMBAC Insured),
        1.45%, 4/1/02                                                    3,600                3,600
     Michigan State Strategic Fund Limited Obligation,
        Series 1998 (AMT), GT USA LLC Project
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                    4,230                4,230
     Michigan State Strategic Fund Variable Limited
        Obligation Revenue Bonds (AMT),
        NYX Technologies LLC Project
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                 $  7,050              $ 7,050
     Midland County Economic Development Corp.
        VRDB, Dow Chemical Co. Project
        (Dow Chemical Gtd.),
        1.60%, 4/1/02                                                    1,100                1,100
     Midland County Economic Development Corp.
        VRDN, Series 1993A (AMT), Dow Chemical Corp.
        Project (Dow Chemical Gtd.),
        1.70%, 4/1/02                                                    1,000                1,000
     Oakland County Economic Development Corp.
        VRDN, Series 1998 (AMT), Richard Tool & Die
        Corp. Project (Comerica Bank LOC),
        1.65%, 4/5/02                                                    5,970                5,970
------------------------------------------------------------------------------------------------------
                                                                                            129,409
------------------------------------------------------------------------------------------------------

   MINNESOTA - 0.9%

     Hennepin County Housing and Redevelopment
        Authority VRDB, Series 2001 (AMT), City
        Apartments at Loring Park (U.S. Bank LOC),
        1.75%, 4/5/02                                                    2,600                2,600
     Minnesota School District Capital Equipment
        Borrowing Program COP, Series 2001B,
        Tax and Aid Anticipation Borrowing
        Program Certificates,
        3.00%, 10/1/02                                                   6,500                6,530
     Prior Lake Independent School District 719 G.O.,
        Series 2002B, Aid Anticipation Certificates
        (Minnesota School Credit Enhancement
        Program Gtd.),
        2.50%, 9/30/02                                                   6,800                6,832
     Rochester Health Care Facility Revenue Bonds,
        Mayo Foundation,
        Series A,
        1.20%, 4/4/02                                                    3,000                3,000
        Series B,
        1.20%, 4/4/02                                                    1,000                1,000
        Series C,
        1.20%, 4/4/02                                                    2,000                2,000

   SEE NOTES TO THE FINANCIAL STATEMENTS

NORTHERN FUNDS ANNUAL REPORT 39 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   MINNESOTA - 0.9% - (CONTINUED)

        Series F,
        1.20%, 4/4/02                                                $  10,600            $  10,600
     Stearns County Housing & Redevelopment
        Authority VRDN (AMT), Cold Spring Granite Co.
        Project (U.S. Bank LOC),
        1.75%, 4/5/02                                                    3,060                3,060
     Winona Port Authority IDR VRDB, Series 2001A
        (AMT), Bay State Milling Project
        (Harris Bank & Savings Trust LOC),
        1.75%, 4/5/02                                                    1,795                1,795
------------------------------------------------------------------------------------------------------
                                                                                             37,417
------------------------------------------------------------------------------------------------------

   MISSISSIPPI - 1.1%

     Claiborne County Revenue Bonds,
        South Mississippi Electric (National Rural
        Utilities Coop Finance Gtd.),
        1.40%, 4/10/02                                                   5,300                5,300
     Medical Center Education Building Revenue
        Bonds, Adult Hospital Project
        (AMBAC Insured),
        1.50%, 4/1/02                                                    2,000                2,000
     Mississippi Home Corp. VRDN,
        Series A-CL-6 PT-173 (AMT)
        (Colld. by GNMA Securities),
        1.63%, 4/5/02                                                    7,485                7,485
     Mississippi Home Corp. Multifamily Revenue
        Bonds, Series 2001-2 (AMT), Chapel Ridge
        Apartments (Regions Bank of Alabama LOC),
        1.68%, 4/5/02                                                    6,300                6,300
     Mississippi Home Corp. Single Family Revenue
        VRDB, Series 2001A8 (AMT)
        (Colld. by GNMA Securities),
        1.68%, 4/5/02                                                   12,510               12,510
     Mississippi Home Corp. Single Family Revenue
        VRDB, Series G-CL-5, Merrill Lynch P-Floats
        PT-146 (AMT) (Colld. by GNMA Securities),
        1.63%, 4/5/02                                                    2,495                2,495
     Merrill Lynch P-Floats PT-218B (AMT)
        (Colld. by Mississippi Home Corp.),
        1.63%, 4/5/02                                                    8,765                8,765
------------------------------------------------------------------------------------------------------
                                                                                             44,855
------------------------------------------------------------------------------------------------------

   MISSOURI - 1.6%

     City of Lee's Summit
        Affordable Housing Acquisition, Series A,
        (Bayerische Landesbank GIC),
        1.65%, 4/5/02                                                 $  4,895             $  4,895
     Missouri Health and Education Facilities
        Authority Revenue Bonds, Series 99A,
        Missouri Pooled Hospital Loan Program
        (Caisse des Depots et Consignations LOC),
        1.85%, 4/5/02                                                    8,300                8,300
     Missouri Higher Education Loan Authority
        Student Loan Revenue Refunding VRDB (AMT),
        Series 1990A (Bank of America LOC),
        1.65%, 4/5/02                                                    7,000                7,000
        Series 1991B (MBIA Insured),
        1.65%, 4/5/02                                                    1,800                1,800
     Missouri Housing Development Community SFM
        Revenue Bonds (AMT), Merlots Series 2001A81
        (Colld. by FNMA Securities),
        1.68%, 4/5/02                                                    5,470                5,470
     Missouri Housing Development Community Mortgage
        Revenue Bonds, Series 1994A (AMT),
        Merrill P-Floats PA-116 (GNMA Gtd.),
        1.66%, 4/5/02                                                    2,550                2,550
     Missouri State Housing Development Commission
        Revenue VRDN, P-Floats PT-460 P-Floats (AMT)
        (GNMA Gtd.),
        1.63%, 4/5/02                                                   13,180               13,180
     Missouri Health and Education Authority
        Revenue Bonds, Lutheran Services
        (U.S. Bank LOC),
        1.60%, 4/5/02                                                    2,000                2,000
     St. Louis City IDA VRDB, Series 1995 (AMT),
        Whispering Lakes Apartment Project
        (Firstar Bank LOC),
        1.55%, 4/5/02                                                    7,435                7,435
     St. Louis City IDA VRDB, Series 1997 (AMT),
        Black Forest Apartment Project
        (U.S. Bank LOC),
        1.55%, 4/5/02                                                    3,900                3,900

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 40 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   MISSOURI - 1.6% - (CONTINUED)

     St. Louis General Fund TRAN, Series 1999-2000,
        3.25%, 6/27/02                                                $  8,000              $ 8,010
------------------------------------------------------------------------------------------------------
                                                                                             64,540
------------------------------------------------------------------------------------------------------

   MONTANA - 0.1%

     Montana Board of Housing Single Family (AMT),
        First Union Merlots 02-19A,
        1.68%, 4/5/02                                                    3,300                3,300
------------------------------------------------------------------------------------------------------

   NEBRASKA - 1.1%

     Nebraska Investment Finance Authority
        Revenue Bonds (AMT),
        Series 2001B,
        1.60%, 4/5/02                                                   29,970               29,970
        Series 2001C,
        1.60%, 4/5/02                                                    3,900                3,900
     Nebraska Investment Finance Authority
        Revenue Bonds (AMT), Series 2000E
        (Colld. by GNMA Securities),
        1.68%, 4/5/02                                                    3,535                3,535
     Nebraska Investment Finance Authority
        Single Family Housing Revenue Bonds,
        First Union Merlots Series 2001A12 (AMT)
        (Colld. by FNMA Securities),
        1.68%, 4/5/02                                                    2,875                2,875
     Washington County IDA VRDB (AMT),
        Cargill Dow Polymers LLC.
        (Wachovia Bank LOC),
        1.50%, 4/1/02                                                    6,500                6,500
------------------------------------------------------------------------------------------------------
                                                                                             46,780
------------------------------------------------------------------------------------------------------

   NEVADA - 0.5%

     Clark County CP, Series 2001B, Motor Vehicle
        Fuel Tax (Toronto-Dominion Bank LOC),
        1.25%, 4/2/02                                                    2,300                2,300
     Clark County Nevada Schools (FSA Corp. Insured),
        Smith Barney Eagle Trust, Series 982801,
        1.58%, 4/5/02                                                    4,800                4,800
     Nevada Housing SFM Revenue Bonds,
        First Union Merlots Series 2000A7 (AMT),
        1.68%, 4/5/02                                                    4,970                4,970
     Nevada State VRDB, Series 1997-SGB 31
        (FGIC Insured),
        1.58%, 4/5/02                                                $  10,100             $ 10,100
------------------------------------------------------------------------------------------------------
                                                                                             22,170
------------------------------------------------------------------------------------------------------

   NEW HAMPSHIRE - 0.2%

     New Hampshire Health & Education Facilities
        Authority, Bishop Guertin High School
        (Allied Irish Bank LOC),
        1.90%, 4/5/02                                                    6,200                6,200
     New Hampshire Housing Finance Authority
        SFM Bonds (AMT), Merlots Series 2001A82,
        1.68%, 4/5/02                                                    3,295                3,295
------------------------------------------------------------------------------------------------------
                                                                                              9,495
------------------------------------------------------------------------------------------------------

   NEW JERSEY - 0.4%
     New Jersey CP TRAN, Series 2002A,
        1.30%, 5/16/02                                                  12,500               12,500
     New Jersey State Transportation Corp.
        Revenue Bonds, Series 15, ROC 2000,
        1.58%, 4/5/02                                                    3,750                3,750
------------------------------------------------------------------------------------------------------
                                                                                             16,250
------------------------------------------------------------------------------------------------------

   NEW MEXICO - 0.8%
     New Mexico Finance Authority VRDB,
        Series 1999A (Canadian Imperial Bank of
        Commerce LOC),
        1.55%, 4/5/02                                                    2,600                2,600
     New Mexico Hospital Equipment Loan Council
        Revenue Bonds, Series 2000A, Pooled Loan
        Program (Caisse des Depots et
        Consignations GIC),
        1.85%, 4/5/02                                                   11,600               11,600
     New Mexico SFM Finance Authority VRDN,
        Series 2001A9, First Union TOB
        (Colld. by FNMA Securities),
        1.68%, 4/5/02                                                    3,110                3,110
     New Mexico SFM Finance Authority VRDN,
        Series B-2 PT-196 (AMT)
        (Colld. by GNMA Securities),
        1.63%, 4/5/02                                                    4,820                4,820
     State of New Mexico TRAN, Series 2001A,
        4.00%, 6/28/02                                                  12,000               12,041

   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 41 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   NEW MEXICO - 0.8% - (CONTINUED)

     University of New Mexico VRDB, Series 2001,
        Sub Lien System Improvement,
        1.60%, 4/5/02                                                    $ 600                $ 600
------------------------------------------------------------------------------------------------------
                                                                                             34,771
------------------------------------------------------------------------------------------------------

   NEW YORK - 2.8%

     New York City G.O. BAN, Series 2001-3,
        2.75%, 11/13/02                                                 30,000               30,182
     New York City RAN, Series 2001,
        3.00%, 4/12/02                                                  57,300               57,317
     New York City Recovery Revenue Notes,
        Series 2001A,
        3.25%, 10/2/02                                                  19,000               19,118
     Suffolk County Industrial Development
        Agency ROC, Series 1999-8-IIR (AMT)
        (AMBAC Insured),
        1.63%, 4/5/02                                                   11,785               11,785
------------------------------------------------------------------------------------------------------
                                                                                            118,402
------------------------------------------------------------------------------------------------------

   NORTH CAROLINA - 0.4%

     Capital Region Airport Commission Passenger
        Facilities Charges VRDB (AMT)
        (First Union National Bank LOC),
        1.60%, 4/5/02                                                    3,500                3,500
     Catawba County IDR PCR Bonds, Series 1996
        (AMT), Hooker Furniture Corp. Project
        (Bank of America LOC),
        1.60%, 4/5/02                                                    6,400                6,400
     Columbus County Industrial Facilities PCR VRDB,
        Series 1998 (AMT), Conflandey, Inc. Project
        (Banque Nationale de Paris LOC),
        1.65%, 4/5/02                                                    2,600                2,600
     Mecklenburg County IDR PCR VRDB, Series 1996
        (AMT), SteriGenics International Project
        (Comerica Bank LOC),
        1.60%, 4/5/02                                                    1,800                1,800
     Union County Industrial Revenue Bonds,
        Series 2000 (AMT), C&M No. 1 Investment
        Partnership (Bank of America LOC),
        1.60%, 4/5/02                                                    2,800                2,800
------------------------------------------------------------------------------------------------------
                                                                                             17,100
------------------------------------------------------------------------------------------------------
   NORTH DAKOTA - 0.1%

     North Dakota State Housing Finance Agency
        Revenue Bonds, P-Floats PT-1189 (AMT),
        1.63%, 4/5/02                                                 $  4,320             $  4,320
------------------------------------------------------------------------------------------------------
   OHIO - 2.4%

     Clinton County Hospital Revenue VRDB, Ohio
        Hospital Capital, Inc. (Fifth Third Bank LOC),
        1.85%, 4/5/02                                                    8,895                8,895
        2.15%, 4/5/02                                                    9,305                9,305
     Franklin County Hospital Revenue Bonds, Series 2001
        II-R-55, Smith Barney ROC (Salomon Smith Barney
        Holdings Gtd.),
        1.68%, 4/5/02                                                    8,900                8,900
     Ohio Building Authority Revenue Bonds,
        Series 2001A, State Facilities Adult
        Correction Center,
        5.00%, 10/1/02                                                  10,000               10,177
     Ohio Solid Waste VRDB, Series 2001A (AMT),
        BP Exploration & Oil (BP Amoco PLC Gtd.),
        1.60%, 4/1/02                                                    5,200                5,200
     State of Ohio PCR Bonds (AMT),
        Ross Incineration Services Project
        (Bank One LOC),
        1.85%, 4/5/02                                                    1,275                1,275
     Student Loan Funding Corp. Senior Revenue
        Refunding Bonds (AMT) (Colld. By Federal
        Family Education Loan Program),
        Series 1998A-1,
        1.50%, 4/5/02                                                   42,400               42,400
        Series 1998A-2,
        1.50%, 4/5/02                                                    9,700                9,700
     Summit County IDR Bonds (AMT),
        Arch Aluminum & Glass Co., Inc.,
        (Comerica Bank LOC),
        1.65%, 4/5/02                                                    4,000                4,000
------------------------------------------------------------------------------------------------------
                                                                                             99,852
------------------------------------------------------------------------------------------------------

   OKLAHOMA - 2.5%

     Claremore Industrial Redevelopment Authority
        IDR VRDB, Series 2001 (AMT), Whirlwind Steel
        Buildings Project (JPMorgan Chase Bank LOC),
        1.70%, 4/5/02                                                    5,000                5,000

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 42 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   OKLAHOMA - 2.5% - (CONTNIUED)

     Edmond Economic Development Authority
        Revenue VRDB, Series 2001A, Student Housing
        (First Union National Bank LOC),
        1.53%, 4/5/02                                                 $  4,700              $ 4,700
     Garfield County Industrial Authority Revenue
        Bonds, Series A, Oklahoma Gas and Electric Co.
        Project (Oklahoma Gas and Electric Co. Gtd.),
        1.95%, 4/5/02                                                   32,300               32,300
     Oklahoma Development Finance Authority
        Revenue VRDB, Series A, Oklahoma Hospital
        Association (Caisse des Depots et
        Consignations GIC),
        1.85%, 4/5/02                                                    1,900                1,900
     Oklahoma HFA SFM Revenue VRDB, Class B
        (AMT) (Colld. by GNMA Securities),
        1.65%, 4/5/02                                                    4,925                4,925
     Oklahoma HFA SFM Revenue VRDB,
        Series 1996B (AMT), P-Floats PT-78
        (Colld. by U.S. Government Securities),
        1.66%, 4/5/02                                                    2,575                2,575
     Oklahoma HFA SFM Revenue VRDB, Series 2000D
        (AMT), P-Floats PT-462, Home Ownership Loan
        Program (Colld. by GNMA Securities),
        1.63%, 4/5/02                                                    4,350                4,350
     Oklahoma Water Resources Board Revenue Bonds,
        Series 2001, State Loan Program,
        2.53%, 4/1/02                                                   14,500               14,500
     Rural Enterprises of Oklahoma, Inc. Revenue
        VRDB, Series 2000A, Oklahoma Government
        Finance Program (Bank of America GIC),
        1.85%, 4/5/02                                                   11,180               11,180
     Tulsa Airports Improvement Variable Rate
        Certificates (MBIA Insured),
        Series B1,
        1.63%, 4/5/02                                                    6,495                6,495
        Series B2,
        1.63%, 4/5/02                                                   14,190               14,190
------------------------------------------------------------------------------------------------------
                                                                                            102,115
------------------------------------------------------------------------------------------------------

   OREGON - 0.7%

     Metropolitan Service District VRDN (AMT),
        Riedel Compose Waste Disposal
        (U.S. Bank LOC),
        1.70%, 4/5/02                                                 $  1,100              $ 1,100
     Oregon Economic Development Revenue VRDB,
        Series 176 (AMT), Cascade Steel Rolling Mills
        Project (Wells Fargo Bank LOC),
        1.65%, 4/5/02                                                    7,700                7,700
     Oregon Housing and Community Services
        Department SFM Program (AMT),
        (Colld. by U.S. Government Securities),
        Series 2001T,
        2.12%, 11/14/02                                                  2,170                2,170
        Series 2000U,
        2.12%, 11/14/02                                                 10,000               10,000
     State of Oregon Revenue VRDN, Series 181
        (AMT), Oregon Metal Slitters, Inc.
        (KeyBank LOC),
        1.65%, 4/5/02                                                    6,375                6,375
------------------------------------------------------------------------------------------------------
                                                                                             27,345
------------------------------------------------------------------------------------------------------

   PENNSYLVANIA - 1.7%
     Beaver County IDA VRDB, Series 1999E,
        Duquesne Light Co. (AMBAC Insured),
        1.25%, 5/16/02                                                   7,500                7,500
     Beaver County IDA Environmental VRDB,
        Series 1997 (AMT), BASF Corp. Project
        (BASF Corp. Gtd.),
        1.55%, 4/1/02                                                      400                  400
     Beaver County IDA PCR VRDN, Series PA-602,
        Ohio Edison Project (Merrill Lynch & Co.,
        Inc. Gtd.),
        1.66%, 4/5/02                                                    7,495                7,495
     Delaware County PCR Revenue Bonds, Series 2001,
        Exelon General Co. LLC (Bank One LOC),
        1.50%, 10/17/02                                                  4,000                4,000
     Delaware Valley Regional Financing Authority
        Local Government Revenue VRDB,
        Series 1997A, Merrill Lynch P-Floats PT-1004
        (AMBAC Insured),
        1.59%, 4/5/02                                                   22,495               22,495

   SEE NOTES TO THE FINANCIAL STATEMENTS

                             NORTHERN FUNDS ANNUAL REPORT 43 MONEY MARKET FUNDS

    MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS
   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   PENNSYLVANIA - 1.7% - (CONTINUED)

     Delaware Valley Regional Financing Authority
        Local Government Revenue VRDN, Merrill Lynch
        P-Floats PT-152 (AMBAC Insured),
        1.59%, 4/5/02                                                $  11,905            $  11,905
     Montgomery County IDA PCR Bonds
        (Bank One LOC),
        1.20%, 4/4/02                                                    3,000                3,000
     Pennsylvania Higher Education Assistance
        Agency VRDB, Series 1995A (AMT), Student
        Loan Revenue Bonds (AMBAC Insured),
        1.65%, 4/5/02                                                    5,000                5,000
     Philadelphia Hospitals & Higher Education
        Facilities VRDN, Series B, Jefferson
        Health System,
        2.35%, 3/27/03                                                  10,000               10,000
------------------------------------------------------------------------------------------------------
                                                                                             71,795
------------------------------------------------------------------------------------------------------

   RHODE ISLAND - 0.1%

     Rhode Island Housing & Mortgage Finance
        Corp. Bonds, First Union Merlots
        Series 2001 A31 (AMT),
        1.68%, 4/5/02                                                    2,990                2,990
------------------------------------------------------------------------------------------------------

  SOUTH CAROLINA - 0.9%

     Cherokee County IDR Bonds, Series 1989 (AMT),
        Oshkosh Truck Corp. Project
        (Bank of America LOC),
        1.70%, 4/5/02                                                    5,300                5,300
     Piedmont Municipal Power Agency VRDB,
        Series 1997C, Electric Revenue Bonds
        (MBIA Insured),
        1.50%, 4/1/02                                                    5,500                5,500
     South Carolina Jobs Economic Development
        Revenue VRDB, Series 1998 (AMT), Virtual
        Image Technology LLC (Bank of America LOC),
        1.65%, 4/5/02                                                    4,600                4,600
     South Carolina Jobs Economic Development
        Revenue VRDB, Series 2000 (AMT), Concept
        Packaging Group Project (Bank of America LOC),
        1.65%, 4/5/02                                                    1,500                1,500
     South Carolina Jobs Economic Development
        Revenue VRDB, Series 2001, Pharmaceutical
        Association (Wachovia Bank LOC),
        1.65%, 4/5/02                                                 $  3,750             $  3,750
     South Carolina Public Service Authority Revenue
        Promissory Notes, Series A,
        1.25%, 4/8/02                                                   10,000               10,000
     South Carolina School Facilities G.O. Bonds,
        ROC Series 2000,
        1.58%, 4/5/02                                                    5,175                5,175
------------------------------------------------------------------------------------------------------
                                                                                             35,825
------------------------------------------------------------------------------------------------------

   SOUTH DAKOTA - 0.4%

     South Dakota Economic Development Finance
        Authority Revenue Bonds, Series 1996,
        Hastings Filter, Inc. Project
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    3,700                3,700
     South Dakota Housing Development Authority
        G.O. Bonds (AMT), Series C,
        3.25%, 4/3/02                                                   13,000               13,000
------------------------------------------------------------------------------------------------------
                                                                                             16,700
------------------------------------------------------------------------------------------------------

   TENNESSEE - 3.1%

     Chattanooga Industrial Development Board
        Lease Rent Revenue Bonds, Citicorp Eagle
        Trust Series 2000-4202 (AMBAC Insured),
        1.58%, 4/5/02                                                    6,000                6,000
     Gordon County Hospital Authority VRDB,
        Series 1996A, Adventist Health System
        Sunbelt (SunTrust Bank LOC),
        1.63%, 4/5/02                                                      815                  815
     Jackson City Industrial Development Board Waste
        Facility VRDB, Series 1995 (AMT), Florida Steel
        Corp. Project (Bank of America LOC),
        1.60%, 4/5/02                                                    6,000                6,000
     Knox County Health, Education and Housing VRDB,
        (Caisse des Depots et Consignations LOC),
        1.85%, 4/5/02                                                   14,500               14,500

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 44 NORTHERN FUNDS ANNUAL REPORT

                                                                 MARCH 31, 2002


                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   TENNESSEE - 3.1% - (CONTINUED)

     Knox County Health, Education and Housing
        VRDB, Series 2001A-2, Cookeville Regulation
        Project (Amsouth Bank Birmingham LOC),
        1.60%, 4/5/02                                                $  13,000             $ 13,000
     Loudon IDR VRDB, Series 2002 (AMT),
        Continental Carbonis Products (Bank One LOC),
        1.65%, 4/5/02                                                    3,500                3,500
     Memphis Improvement G.O. Bonds,
        Series 1996, SGB-23,
        1.58%, 4/7/02                                                    3,850                3,850
     Memphis-Shelby County Airport Authority
        Revenue VRDB, First Union Merlots
        Series 1999C (AMT) (AMBAC Insured),
        1.68%, 4/5/02                                                   14,815               14,815
     Metropolitan Government Nashville & Davidson
        County VRDB, Series 2001B-2, Ascension
        Health Credit,
        2.00%, 1/3/03                                                   13,000               13,000
     Metropolitan Government Nashville & Davidson
        County VRDB, Series 2002, Belmont University
        Project (Metropolitan Nashville, Davidson &
        Belmont LOC),
        1.50%, 4/5/02                                                   10,000               10,000
     Nashville & Davidson County Housing Revenue
        VRDB (AMT), Old Hickory Towers Project
        (FHLB LOC),
        1.60%, 4/5/02                                                    1,700                1,700
     Rutherford County Industrial Development Board
        VRDB, Series 1999A (AMT), Tennessee Farmers
        Corp. Project (Bank of America LOC),
        1.68%, 4/5/02                                                    2,125                2,125
     Sevier County Public Building Authority Local
        Government Improvement VRDB, Series IV-B-1
        (FSA Insured),
        1.50%, 4/1/02                                                    2,900                2,900
     Sumner County Health, Education and Housing
        VRDB, Series 1999A, Hospital Alliance of
        Tennessee Pooled Program (Transamerica
        Life & Annuity Gtd.),
        1.98%, 4/5/02                                                   35,000               35,000
------------------------------------------------------------------------------------------------------
                                                                                            127,205
------------------------------------------------------------------------------------------------------

   TEXAS - 14.7%

     Aldine Independent School District G.O.
        Refunding VRDB, Municipal Securities Trust
        Receipts, Series 1997 SGB 29,
        (PSF of Texas Gtd.),
        1.58%, 4/5/02                                                 $  8,950              $ 8,950
     Austin Water and Wastewater System
        Revenue Bonds, First Union Merlots ,
        Series 2000 (MBIA Insured),
        1.63%, 4/5/02                                                    7,495                7,495
     Bastrop Independent School District VRDN,
        Series 1997, Municipal Securities Trust
        Receipts SGB 37 (PSF of Texas Gtd.),
        1.58%, 4/5/02                                                   15,170               15,170
     Bexar County VRDB, Clipper Trust
        Series 2001-3 (MBIA Insured),
        1.90%, 12/20/02                                                  3,000                3,000
     Brazos River Authority PCR VRDB, Series C8,
        Regulation D (Bank of New York Gtd.),
        3.05%, 6/17/02                                                  14,950               14,950
     Brazos River Harbor District VRDB,
        Series 1996 (AMT), BASF Corp. Project
        (BASF Corp. Gtd.),
        1.55%, 4/1/02                                                   22,000               22,000
     Brazos River Harbor Navigation District Brazoria
        County VRDN (AMT) (BASF Corp. Gtd.),
        1.55%, 4/1/02                                                   13,900               13,900
     Brazos River Harbor Navigation District VRDB,
        Series 1998A (Dow Chemical Gtd.),
        1.60%, 4/1/02                                                    1,300                1,300
     Brazos River Harbor Navigation District VRDB,
        Series 1991, Dow Chemical Co. Project
        (Dow Chemical Gtd.),
        1.45%, 4/10/02                                                   6,400                6,400
     Brazos River Harbor Navigation District VRDB,
        Series 2002B (AMT), Merey Sweeny L.P.
        (JPMorgan Chase Bank LOC),
        1.60%, 4/1/02                                                    5,500                5,500
     Calhoun County Navigation IDA VRDN (AMT),
        Formosa Plastics Corp.
        (Bank of America Corp. LOC),
        1.50%, 4/5/02                                                   16,800               16,800

   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 45 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   TEXAS - 14.7% - (CONTINUED)

     Calhoun County Navigation IDA Port Revenue
        Bonds, Series 1998 (AMT) (BP Amoco PLC Gtd.),
        1.55%, 4/1/02                                                  $   700                $ 700
     Carrollton Farmers Branch Independent School
        District VRDB, Salomon Smith Barney
        ROC II-R Series 107,
        1.58%, 4/5/02                                                    6,505                6,505
     Comal Independent School District VRDB,
        Series 1999-9, ABN AMRO Munitops Certificates
        (Texas Permanent School Fund Gtd.),
        1.57%, 4/5/02                                                    6,500                6,500
     Conroe Independent School District G.O. Bonds,
        Series 2002-1, ABN AMRO Munitops Certificates,
        1.55%, 10/17/02                                                  6,995                6,995
     Cypress-Fairbanks Independent School District
        VRDB, Series 2000, Citibank Eagle Trust No. 4304
        (PSF of Texas Gtd.),
        1.58%, 4/5/02                                                    7,640                7,640
     Dallas County Tax Refunding and
        Improvement G.O. Bonds,
        Series 2001A,
        5.00%, 8/15/02                                                   3,560                3,589
        Series 2001B,
        5.00%, 8/15/02                                                   3,195                3,221
     Dallas G.O. Refunding VRDB, Morgan Stanley
        Floating Rate Certificates, Series 93,
        1.56%, 4/5/02                                                    7,900                7,900
     Dallas Fort Worth International Airport VRDB,
        Series 2001A-1 (Bank of America LOC),
        1.60%, 4/5/02                                                    6,080                6,080
     Dallas Fort Worth International Airport VRDB,
        Series 2001A (AMT), First Union Merlots
        Series 2002 A13 (FGIC Insured),
        1.68%, 4/5/02                                                    5,100                5,100
     Dallas Fort Worth Regional Airport Revenue
        Refunding Bonds, Series 1995, SocGen
        Municipal Trust No. 5 (FGIC Insured),
        1.58%, 4/5/02                                                   13,310               13,310
     Dallas Waterworks & Sewer Revenue Bonds,
        Series 2002,
        3.00%, 10/1/02                                                   4,480                4,512
     Denton County Independent School District
        G.O. Bonds, Series B (PSF of Texas Gtd.),
        2.65%, 8/15/02                                                $  9,400             $  9,400
     El Paso City Housing Financing Corp. VRDB,
        Series 1993 (AMT), Viva Apartments Project
        (General Electric Capital Corp. LOC),
        1.65%, 4/5/02                                                    3,500                3,500
     El Paso City Housing Financing Corp. SFM TOB,
        Series 2001E,
        2.25%, 6/13/02                                                   8,995                8,995
     Galveston County Housing Finance Corp.
        SFM VRDN, P-Floats, Series PT-205 (AMT)
        (Colld. by GNMA Securities),
        1.63%, 4/5/02                                                    6,430                6,430
     Greater Texas Student Loan Revenue
        Bonds (AMT) (SLMA LOC),
        Series A,
        1.52%, 4/5/02                                                   11,700               11,700
        Series B,
        1.52%, 4/5/02                                                   14,000               14,000
     Gulf Coast Waste Disposal Authority Revenue
        Bonds (AMT), BP Products North America, Inc.
        (BP Amoco PLC Gtd.),
        1.60%, 4/1/02                                                    4,000                4,000
     Harris County Houston Sports Authority VRDB,
        Series 2001, Jr. Lien Rodeo Project
        (MBIA Insured),
        1.65%, 4/5/02                                                   28,000               28,000
     Harris County Development Corp. IDR VRDB,
        Series 2000 (AMT), North American Galvanizing
        (Bank One LOC),
        1.80%, 4/5/02                                                    4,410                4,410
     Harris County IDA Solid Waste Disposal
        VRDB (AMT), Deer Park Refining,
        1.65%, 4/1/02                                                    4,000                4,000
     Harris County Toll Road Unlimited Tax Subordinate
        Lien Revenue VRDN, Series CR138
        (Colld. by U.S. Government Securities),
        1.58%, 4/5/02                                                   11,880               11,880

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 46 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   TEXAS - 14.7% - (CONTINUED)

     Harris County G.O. CP Notes,
        Series A1,
        1.30%, 5/1/02                                                 $  5,600              $ 5,600
        Series D1,
        1.25%, 4/3/02                                                    3,500                3,500
     Houston Water and Sewer Revenue VRDB,
        Citicorp TOB,
        Series CR-2L (MBIA Insured),
        1.63%, 4/5/02                                                    2,000                2,000
        Series CR-3L (Colld. by U.S. Government Securities),
        1.63%, 4/5/02                                                    6,750                6,750
     Iriving City Water and Sewer Revenue Bonds,
        1.20%, 4/8/02                                                    5,000                5,000
        1.25%, 4/11/02                                                   6,150                6,150
     Keller Independent School District
        ABN AMRO MuniTop 2001-26,
        2.70%, 5/15/02                                                  10,000               10,000
     Nueces River Authority Water Supply VRDN,
        Series 97430, Corpus Christi Lake Project
        (FSA Corp. Insured),
        1.58%, 4/5/02                                                   16,600               16,600
     Port of Corpus Christi Authority VRDN (AMT),
        Neuces County Koch Refining Co.
        (Koch Industries Gtd.),
        1.60%, 4/5/02                                                   25,000               25,000
     Port of Corpus Christi VRDN (AMT),
        Neuces County Koch Refining Co. LP
        (Koch Industries Gtd.),
        1.60%, 4/5/02                                                   25,000               25,000
     Port of Corpus Christi VRDN, Series 2001 (AMT),
        Neuces County Koch Petroleum Group
        (Koch Industries Gtd.),
        1.60%, 4/5/02                                                   37,100               37,100
     Port Arthur Navigation District Revenue VRDN,
        Series 1998 (AMT), BASF Corp. Project
        (BASF Corp. Gtd.),
        1.55%, 4/1/02                                                    4,100                4,100
     Sabine River Authority PCR Bonds,
        Clipper Trust Series 2001 (MBIA Insured),
        1.90%, 12/20/02                                                  9,995                9,995
     San Antonio Airport Revenue Refunding VRDN,
        Series 1993, Citicorp Eagle Trust No. 96C4304
        (AMBAC Insured),
        1.63%, 4/5/02                                                 $  2,970              $ 2,970
     San Antonio Independent School District
        Revenue Bonds, ABN AMRO MuniTop 2001-29,
        2.55%, 9/19/02                                                  16,000               16,000
     San Antonio Water System CP,
        Series A,
        1.20%, 4/8/02                                                    6,700                6,700
        1.30%, 4/9/02                                                    6,200                6,200
     South Texas Higher Education Authority VRDB
        (AMT) (MBIA Insured),
        1.45%, 4/5/02                                                   17,200               17,200
     State of Texas TRAN, Series 2001A,
        3.75%, 8/29/02                                                  59,000               59,303
     Tarrant City Housing Finance Corp. Multifamily
        VRDB, Merrill Lynch P-Floats PT-473 (FHLMC Gtd.),
        1.80%, 3/13/03                                                   5,755                5,755
     Texas A&M University Financing System
        Revenue Bonds, Series 300, Morgan Stanley
        Floating Rate Trust Certificates 2000,
        1.56%, 4/5/02                                                    4,015                4,015
     Texas City Industrial Development Corp. VRDB,
        First Union Merlots Series 2000A-34,
        Arco Pipeline Project,
        1.63%, 4/5/02                                                    3,985                3,985
     Texas Department of Housing & Community
        Affairs SFM VRDB, Merrill Lynch P-Floats
        PA-128 (AMT) (MBIA Insured),
        1.63%, 4/5/02                                                    3,261                3,261
     Texas State Department Housing and Community
        Affairs Residential Mortgage Revenue Bonds,
        P-Floats-Pt 1192,
        1.63%, 4/5/02                                                    3,095                3,095
     Texas State Department Housing and Community
        Affairs Residential Mortgage Revenue Bonds,
        Series B, Clipper Trust 2001-1
        (Colld. by GNMA Securities),
        2.00%, 12/20/02                                                  9,987                9,987

   SEE NOTES TO THE FINANCIAL STATEMENTS

                             NORTHERN FUNDS ANNUAL REPORT 47 MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   TEXAS - 14.7% - (CONTINUED)

     Texas Veterans Housing Assistance G.O. Bonds,
        Merrill Lynch P-Floats Series PT-524 (AMT),
        1.63%, 4/5/02                                                 $  6,400             $  6,400
     Texas Veterans Housing Assistance G.O. Bonds,
        Series 1999B (AMT), Merrill Lynch
        P-Floats PT-453,
        1.63%, 4/5/02                                                    3,655                3,655
     Travis County Multifamily Housing Revenue
        Bonds, Merrill Lynch P-Floats Series PT-1263
        (AMT) (Merrill Lynch & Co. Gtd.),
        1.71%, 4/5/02                                                   12,305               12,305
------------------------------------------------------------------------------------------------------
                                                                                            611,458
------------------------------------------------------------------------------------------------------

   UTAH - 1.2%

     Intermountain Power Agency Supply Revenue
        VRDN, Eagle Trust CR-331 (FSA Insured),
        1.58%, 4/5/02                                                    4,800                4,800
     Salt Lake City TRAN, Series 2001,
        3.25%, 6/28/02                                                  17,000               17,023
     Utah HFA SFM VRDN (AMT),
        Series 2000G2,
        1.60%, 4/5/02                                                    6,000                6,000
     Utah HFA SFM VRDN,
        Series 2001B,
        1.60%, 4/5/02                                                   20,000               20,000
     Utah HFA (AMT),
        First Union Merlots Series 2001-A62,
        1.68%, 4/5/02                                                    3,995                3,995
------------------------------------------------------------------------------------------------------
                                                                                             51,818
------------------------------------------------------------------------------------------------------

   VERMONT - 0.2%

     Vermont Housing Finance Agency
        Single Family Housing Notes,
        Series 14B (AMT) (AIG Funding Corp. GIC),
        3.28%, 4/26/02                                                   8,500                8,500
------------------------------------------------------------------------------------------------------

   VIRGINIA - 0.8%
     Botetourt County IDR VRDN (AMT),
        Valley Forge Co. Project
        (Harris Trust & Savings Bank LOC),
        1.75%, 4/5/02                                                    3,100                3,100
     Dinwiddie County IDA VRDN (AMT),
        Chapparral Steel Project
        (Bank of America LOC),
        1.60%, 4/1/02                                                 $  5,600             $  5,600
     Emporia City IDA IDR Bonds,
        Series 1999 (AMT)
        (Bank of America LOC),
        1.60%, 4/5/02                                                    2,010                2,010
     Henrico County Economic Development Authority
        Revenue Bonds, Series 2001 (AMT), Infinelon
        Technology Project (Bank of America LOC),
        1.60%, 4/5/02                                                    7,000                7,000
     Mecklenburg County IDA VRDB, Series 2001
        (AMT), UAE Mecklenburg Co. General L.P.
        Project (BNP Paribas LOC),
        2.10%, 6/28/02                                                   6,500                6,500
     Roanoke IDA VRDB, Series 1997A,
        Carilion Health System Obligated Group,
        1.50%, 4/1/02                                                      400                  400
     Virginia Beach Multifamily Housing
        Development Authority (AMT), Merrill Lynch
        P-Floats Series PT-1262,
        (Merrill Lynch & Co. Gtd.),
        1.71%, 4/5/02                                                    7,255                7,255
------------------------------------------------------------------------------------------------------
                                                                                             31,865
------------------------------------------------------------------------------------------------------

   WASHINGTON - 4.6%

     Chelan County Public Utilities District (AMT),
        First Union Merlots 2000,
        1.68%, 4/5/02                                                   10,000               10,000
     King County Housing Authority VRDN (AMT),
        Overlake Todd Project (Bank of America LOC),
        1.60%, 4/5/02                                                    7,175                7,175
     King County Sewer Revenue VRDB,
        Merlot Series 2000E (FGIC Insured),
        1.63%, 4/5/02                                                    9,525                9,525
     Port Seattle Industrial Development Corp. VRDB,
        Series 2001 (AMT), Crowley Marine Services
        Project (Citibank LOC),
        1.50%, 4/5/02                                                    8,400                8,400

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 48 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002


                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   WASHINGTON - 4.6% - (CONTINUED)

     Seattle Light and Power Revenue Refunding Bonds,
        SMB ROC II-R, Series 50 (FSA Corp. Insured)
        1.43%, 3/13/03                                                $  6,495              $ 6,495
     Washington Economic Development Finance
        Authority VRDB, Series 2000C (AMT), American
        Millwork Project (FHLB LOC),
        1.55%, 4/5/02                                                    4,125                4,125
     Washington Economic Development Finance
        Authority VRDB (AMT), Waste Management
        Project (Fleet National Bank LOC),
        1.65%, 4/5/02                                                    3,410                3,410
     Washington Public Power Supply System Revenue
        VRDN, Citicorp Eagle Trust Series 944701,
        1.58%, 4/5/02                                                   23,900               23,900
     Washington State G.O. Bonds,
        Lehman Brothers Trust Receipts, 2001FR/RI-L15,
        1.65%, 4/5/02                                                    7,900                7,900
     Washington State G.O. Refunding VRDB,
        Eagle Trust Series 1993B,
        1.58%, 4/5/02                                                   13,300               13,300
        Eagle Trust Series 1993C,
        1.58%, 4/5/02                                                   26,295               26,295
     Washington State G.O. Various Purpose Bonds,
        Eagle Trust Series 2000B,
        1.58%, 4/5/02                                                   10,365               10,365
     Washington State G.O. VRDN,
        Series 1993B, Smith Barney SocGen
        Trust SGB-13,
        1.58%, 4/5/02                                                    9,950                9,950
     Washington State G.O. VRDN,
        Series 13, Salomon Smith Barney ROC-1,
        1.58%, 4/5/02                                                   14,695               14,695
     Washington State G.O. VRDN,
        First Union Merlots 2001-A54,
        1.63%, 4/5/02                                                    4,135                4,135
     Washington Health Care Facilities Authority VRDB,
        Series 1999, Fred Hutchinson Cancer Research
        Center (Bank of America LOC),
        1.45%, 4/1/02                                                    4,000                4,000
     Washington Health Care Facilities Authority VRDB,
        Series 1993, Sisters of St. Joseph
        (MBIA Insured),
        1.55%, 4/5/02                                                $  18,200             $ 18,200
     Washington State Housing Finance Commission
        Revenue Bonds, Series 2000A (AMT),
        Granite Falls Project (FHLB LOC),
        1.55% 4/5/02                                                     2,545                2,545
     Washington State Housing Finance Commission
        Revenue Bonds, Series 4A-S (AMT),
        Single Family Program,
        2.75%, 5/31/02                                                   4,000                4,000
     Washington State Housing Finance Commission
        VRDB, Series 1991, YMCA Greater Seattle
        (U.S. Bank LOC),
        1.45%, 4/1/02                                                    2,815                2,815
------------------------------------------------------------------------------------------------------
                                                                                            191,230
------------------------------------------------------------------------------------------------------

   WEST VIRGINIA - 1.6%

     Cabell County Revenue VRDB, Series 2001,
        Huntington YMCA (Bank One LOC),
        1.65%, 4/5/02                                                    3,500                3,500
     Marion County Solid Waste Disposal Revenue
        VRDB, Series B (AMT), Granttown Project
        (National Westminster Bank LOC),
        1.70%, 4/5/02                                                    3,200                3,200
     West Virginia Economic Development Authority
        IDR VRDN, Series 1999 (AMT), Rubberlite, Inc.
        Project (Bank of America LOC),
        1.80%, 4/5/02                                                    4,290                4,290
     West Virginia Hospital Finance Authority VRDB,
        Series 2000A, West Virginia Hospital Authority
        Loan Financing (West Virginia Financing
        Authority Pooled Loan GIC),
        1.95%, 4/5/02                                                   50,000               50,000
     West Virginia Hospital Finance Authority VRDB,
        Series 2002C1, West Virginia Pooled Loan
        Financing (Huntington National Bank LOC),
        1.63%, 4/5/02                                                    4,925                4,925
------------------------------------------------------------------------------------------------------
                                                                                             65,915
------------------------------------------------------------------------------------------------------

   SEE NOTES TO THE FINANCIAL STATEMENTS

                             NORTHERN FUNDS ANNUAL REPORT 49  MONEY MARKET FUNDS

MONEY MARKET FUNDS

   SCHEDULE OF INVESTMENTS

   MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   WISCONSIN - 4.6%

     Kenosha County Detention Facilities Revenue
        Bonds, Salomon Smith Barney ROCS II-R
        Series 110 (FGIC Insured),
        1.58%, 4/5/02                                                 $  5,495             $  5,495
     Marshfield City IDR VRDB, Series 2001 (AMT),
        Wick Building Systems, Inc. Project
        (Bank One LOC),
        1.75%, 4/5/02                                                    4,525                4,525
     Mequon IDR Bonds (AMT),
        Gateway Plastic (Bank One LOC),
        1.75%, 4/5/02                                                    1,000                1,000
     Milwaukee BAN, Series 2,
        3.50%, 8/29/02                                                   6,000                6,024
     Milwaukee City G.O. Notes, Series 2001T,
        3.50%, 9/1/02                                                    4,335                4,352
     Milwaukee Independent VRDB (AMT),
        R&B Wagner (Bank One LOC),
        1.70%, 4/5/02                                                    5,000                5,000
     Milwaukee Redevelopment Authority Revenue
        Refunding VRDB, Series 1996 (AMT), Starline
        Manufacturing, Inc. (Harris Trust &
        Savings Bank LOC),
        1.75%, 4/5/02                                                    2,600                2,600
     Milwaukee Redevelopment Authority Revenue
        VRDB, Series 2000 (AMT), Capital Stampings
        Corp. Project (Bank One LOC),
        1.80%, 4/5/02                                                    6,000                6,000
     Oak Creek IDR VRDB, Series 1999A (AMT),
        Fort Howard Steel, Inc. Project
        (Bank One LOC),
        1.80%, 4/5/02                                                    5,325                5,325
     University of Wisconsin Hospital and Clinics
        Revenue Bonds, First Union Merlots Series 2000RR,
        1.63%, 4/5/02                                                    4,000                4,000
     Wisconsin Housing & Economic Development
        Authority VRDB, Series 1997 (AMT), Floating
        Rate Trust Receipts,
        1.70%, 4/5/02                                                    8,300                8,300
     Wisconsin Housing & Economic Development
        Authority (AMT), Merrill Lynch PT-598
        (Security Life of Denver GIC),
        1.66%, 4/5/002                                                  97,685               97,685
     Wisconsin G.O. Bonds, Series 2001C,
        4.00%, 5/1/02                                                 $  6,680             $  6,686
     Wisconsin G.O. Bonds, Series 2001F,
        Lehman Floaters (FSA Insured),
        1.70%, 4/5/02                                                   15,700               15,700
     Wisconsin Health and Education Facilities
        Authority Revenue Bonds, Oakwood Village
        (M&I Marshall & Ilsley Bank LOC),
        Series 2002D,
        1.63%, 4/5/02                                                    4,720                4,720
        Series 2002G,
        1.63%, 4/5/02                                                    1,350                1,350
     Wisconsin Health and Education Facilities VRDB,
        Series C, Pooled Financing Program
        (M&I Marshall & Ilsley Bank LOC),
        1.63%, 4/5/02                                                    2,250                2,250
     Wisconsin School Districts Cash Flow
        Management Program COP,
        Series 2001B-1
        2.25%, 11/1/02                                                   6,500                6,509
        Series 2001B-2
        2.25%, 11/1/02                                                   6,000                6,010
------------------------------------------------------------------------------------------------------
                                                                                            193,531
------------------------------------------------------------------------------------------------------

   WYOMING - 0.8%

     Green River PCR VRDB, Allied Signal Corp.
        (Honeywell International, Inc. Gtd.),
        1.65%, 4/5/02                                                    5,525                5,525
     Green River PCR VRDB (AMT),
        Rhone-Poulene (Comerica Bank LOC),
        1.85%, 4/5/02                                                   10,800               10,800
     Sweetwater County Environmental Improvement
        Revenue Bonds, Series 1995, PacifiCorp Project
        (Bank One LOC),
        1.60%, 4/1/02                                                    5,000                5,000
     Wyoming Education Fund TRAN, Series 2001B,
        3.50%, 6/27/02                                                  14,000               14,031
------------------------------------------------------------------------------------------------------
                                                                                             35,356
------------------------------------------------------------------------------------------------------

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 50 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS - 98.4% - (CONTINUED)

   MULTIPLE STATES POOLED SECURITIES - 5.1%
     Charter Mac Certificate Trust I, Series 2000 (AMT)
        (Charter Mac National Insured),
        1.68%, 4/5/02                                                $  20,000             $ 20,000
     Clipper Tax-Exempt Certificates, Series A (AMT),
        Multistate Tax-Exempt Certificates,
        1.73%, 4/5/02                                                   39,600               39,600
     Clipper Tax-Exempt Certificates (AMT),
        Multistate Tax-Exempt Certificates,
        Series 1999-2,
        1.78%, 4/5/02                                                   18,300               18,300
        Series 1999-3,
        1.83%, 4/5/02                                                   53,822               53,822
     Pooled Puttable Floating Option, Series PPT-7T
        (AMT) (Backed by Various Housing Agencies),
        1.83%, 4/5/02                                                    8,610                8,610
     Pooled Puttable Floating Option, Series PPT-2
        (AMT) (Backed by AK HFC),
        1.70%, 4/1/02                                                      355                  355
     SocGen Puttable Floating Option Tax-Exempt
        Receipts, Series 2001, Pool Trust
        Receipts SG P-13,
        1.73%, 4/5/02                                                   22,455               22,455
     SunAmerica Pooled Multifamily FMAC,
        Series 2001-2A (AMT),
        1.66%, 4/5/02                                                   49,935               49,935
------------------------------------------------------------------------------------------------------
                                                                                            213,077
------------------------------------------------------------------------------------------------------
        TOTAL MUNICIPAL INVESTMENTS (COST $4,095,337)                                    $4,095,337


   OTHER - 1.3%

        Aim Tax Free Money Market Fund                              $   10,737            $  10,737
        Dreyfus Tax-Exempt Cash Management Fund                            161                  161
        Federated Municipal Obligations Fund                            15,006               15,006
        Federated Tax Free Trust Money Market
           Fund No. 15                                                  26,409               26,409
        Federated Tax Free Trust Money Market
           Fund No. 73                                                     400                  400
------------------------------------------------------------------------------------------------------
        TOTAL OTHER (COST $52,713)                                                           52,713

------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS - 99.7% (COST $4,148,050)                                       4,148,050

        Other Assets less Liabilities - 0.3 %                                                14,303
------------------------------------------------------------------------------------------------------
        NET ASSETS - 100.0%                                                              $4,162,353

   SEE NOTES TO THE FINANCIAL STATEMENTS

NORTHERN FUNDS ANNUAL REPORT 51 MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2002

U.S. GOVERNMENT MONEY MARKET FUND


                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES - 64.8%

   FANNIE MAE - 32.9%

     FNMA FRN

        1.71%, 4/1/02                                                  $30,000             $ 30,000
        1.74%, 4/09/02                                                  10,000                9,994
        1.76%, 4/26/02                                                  25,000               24,998
        1.75%, 4/27/02                                                  20,000               19,986

     FNMA Discount Notes

        2.27%, 2/7/03                                                   10,000                9,803
        2.21%, 4/11/02                                                  12,500               12,492
        2.02%, 4/25/02                                                   7,522                7,512
        1.88%, 6/19/02                                                   4,000                3,984
        1.76%, 7/10/02                                                  10,000                9,951
        3.62%, 7/12/02                                                  10,000                9,897
        3.40%, 7/26/02                                                  35,000               34,616
        1.93%, 11/1/02                                                  10,000                9,885
        2.30%, 11/29/02                                                  5,000                4,923
        2.13%, 12/13/02                                                  5,000                4,924
        2.16%, 12/13/02                                                 15,000               14,770
------------------------------------------------------------------------------------------------------
                                                                                            207,735
------------------------------------------------------------------------------------------------------

   FEDERAL HOME LOAN BANK - 14.7%

     FHLB Bonds

        6.75%, 5/1/02                                                   10,000               10,018
        7.25%, 5/15/02                                                  10,000               10,042
     FHLB FRN

        1.78%, 4/20/02                                                  15,000               14,996
        1.76%, 4/24/02                                                  20,000               19,989

     FHLB Discount Notes

        2.22%, 4/12/02                                                  10,000                9,993
        1.84%, 6/21/02                                                  10,000                9,959
        2.01%, 9/6/02                                                   10,000                9,912
        1.09%, 9/9/02                                                    8,000                7,932
------------------------------------------------------------------------------------------------------
                                                                                             92,841
------------------------------------------------------------------------------------------------------

   FREDDIE MAC - 11.1%

     FHLMC Discount Notes

        2.06%, 2/12/02                                                   5,000                4,953
        1.60%, 7/18/02                                                  20,000               19,904
        2.38%, 8/28/02                                                  10,787               10,681
        2.34%, 10/10/02                                                  5,000                4,938
        1.90%, 11/7/02                                                  10,000                9,884
        2.00%, 11/7/02                                                 $ 5,000              $ 4,939
        2.05%, 11/7/02                                                  15,000               14,812
------------------------------------------------------------------------------------------------------
                                                                                             70,111
------------------------------------------------------------------------------------------------------

   FEDERAL FARM CREDIT BANK - 0.8%

     Discount Note

        1.92%, 10/1/02                                                   5,000                4,951
------------------------------------------------------------------------------------------------------
   SALLIE MAE - 5.3%

     SLMA Discount Note

        2.25%, 1/27/03                                                  12,000               11,999
        2.26%, 1/27/03                                                   6,450                6,328
        2.33%, 1/31/03                                                   5,000                4,901
        2.21%, 7/1/02                                                   10,000                9,944
------------------------------------------------------------------------------------------------------
                                                                                             33,172
------------------------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCIES (COST $408,810)                                          $408,810

   REPURCHASE AGREEMENTS - 37.4%

   (COLLD. BY U.S. GOVERNMENT SECURITIES)
     Lehman Brothers, Inc., dated 3/28/02
        repurchase price $11,307
        1.91%, 4/1/02                                                   11,305               11,305
     UBS-Warburg LLC, dated 3/28/02
        repurchase price $125,027
        1.94%, 4/1/02                                                  125,000              125,000
     Bear Stearns, Inc., dated 3/28/02
        repurchase price $100,022
        2.00%, 4/1/02                                                  100,000              100,000
------------------------------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $236,305)                                              236,305


------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 102.2% (COST $645,115)                                               645,115

        Liabilities less Other Assets - (2.2)%                                              (13,802)
------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                                     $631,313

   SEE NOTES TO THE FINANCIAL STATEMENTS

MONEY MARKET FUNDS 52 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2002
U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                                                     PRINCIPAL
                                                                       AMOUNT               VALUE
                                                                       (000S)               (000S)
------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES - 96.1%
   FEDERAL HOME LOAN BANK - 84.1%

     FHLB Bonds

        6.75%, 5/1/02                                                  $15,000              $15,026
        7.25%, 5/15/02                                                   8,360                8,395
        1.76%, 7/17/02                                                  25,000               25,000
        6.00%, 8/15/02                                                  10,205               10,288
        2.50%, 10/1/02                                                  22,755               22,755

     FHLB Discount Notes

        1.61%, 4/1/02                                                  106,476              106,476
        2.33%, 4/1/02                                                   30,000               30,000
        1.70%, 4/5/02                                                   30,000               29,994
        1.72%, 4/5/02                                                   50,000               49,990
        2.21%, 4/10/02                                                  10,000                9,994
        1.66%, 4/12/02                                                  25,000               24,987
        2.22%, 4/12/02                                                  15,000               14,990
        1.56%, 4/17/02                                                  20,000               19,986
        2.00%, 4/30/02                                                  10,000                9,984
        1.95%, 5/10/02                                                  10,000                9,979
        3.62%, 5/10/02                                                   6,769                6,742
        1.76%, 5/15/02                                                  10,000                9,979
        1.76%, 5/24/02                                                  25,000               24,935
        3.70%, 5/24/02                                                  25,000               24,864
        1.85%, 6/14/02                                                  25,000               24,905
        1.86%, 6/14/02                                                  20,000               19,924
        1.85%, 6/19/02                                                  10,000                9,960
        1.84%, 6/21/02                                                  19,000               18,921
        1.66%, 7/17/02                                                  23,015               22,902
        1.79%, 7/17/02                                                  12,990               12,921
        3.37%, 8/1/02                                                    5,000                4,943
        1.83%, 8/6/02                                                   10,000                9,935
        1.83%, 8/9/02                                                    7,000                6,954
        1.86%, 8/16/02                                                  27,000               26,809
        1.84%, 8/28/02                                                  50,000               49,619
        1.85%, 8/28/02                                                  10,000                9,923
        2.01%, 9/6/02                                                    5,000                4,956
        2.08%, 9/6/02                                                    4,000                3,963
        1.82%, 9/11/02                                                  11,065               10,974
        2.42%, 9/20/02                                                  13,567               13,410
        2.10%, 12/30/02                                                 12,151               11,958

     FHLB FRN

        1.76%, 4/1/02                                                  $25,000             $ 24,986
        1.77%, 4/15/02                                                  15,000               14,990
        1.76%, 4/24/02                                                  10,000                9,994
        1.69%, 4/30/02                                                  25,000               24,997
        1.78%, 2/20/03                                                  35,000               34,991
------------------------------------------------------------------------------------------------------
                                                                                            827,299
------------------------------------------------------------------------------------------------------

   STUDENT LOAN MARKETING ASSOCIATION - 12.0%

        1.81%, 6/28/02                                                  40,000               39,823
        1.87%, 6/28/02                                                  11,500               11,447
        2.21%, 7/1/02                                                   20,000               19,889
        2.23%, 7/1/02                                                   10,000                9,944
        1.99%, 7/3/02                                                   10,000                9,949
        2.04%, 7/8/02                                                   10,000                9,945
        2.22%, 1/27/03                                                  10,000                9,814
        2.33%, 1/31/03                                                   5,000                4,901
        2.62%, 1/31/03                                                   2,000                1,956
------------------------------------------------------------------------------------------------------
                                                                                            117,668
------------------------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCIES (COST $944,967)                                          $944,967

   OTHER - 2.3%

        STIT Tax Advantage Portfolio                                    23,000               23,000
------------------------------------------------------------------------------------------------------
   TOTAL OTHER (COST $23,000)                                                                23,000

------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 98.4% (COST $967,967)                                                967,967

        Other Assets less Liabilites - 1.6%                                                  15,162
------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                                     $983,129


   SEE NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS ANNUAL REPORT 53 MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1    ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of the Trust, except the California Municipal Money Market Fund which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI"), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as investment adviser. Northern Trust serves as custodian, fund accountant and transfer agent to the Funds. In addition, nti and PFPC, Inc. ("PFPC") serve as co-administrators to the Funds.

2    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities for which current quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.

Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to capital loss carry forwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

During the year ended March 31, 2002, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends," excludable from gross income for Federal income tax purposes, were as follows: California Municipal Money Market -- 100% and Municipal Money Market -- 100%.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders.

MONEY MARKET FUNDS 54 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

For the period subsequent to October 31, 2001 through the fiscal year end, the following Funds incurred net capital losses for which each Fund intends to treat as having been incurred in the following fiscal year (IN THOUSANDS): Money Market -- $163, U.S. Government Select -- $1.

At March 31, 2002, the tax components of Undistributed Net Investment Income and Realized Gains are as follows (000's):

                                                                     UNDISTRIBUTED
                                                          ----------------------------------
                                                          TAX-EXEMPT                ORDINARY
                                                            INCOME                   INCOME*
   California Municipal Money Market                          $  522               $     --
   Money Market                                                   --                 14,258
   Municipal Money Market                                      4,329                     --
   U.S. Government Money Market                                   --                    960
   U.S. Government Select Money Market                            --                  1,301

* ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

The tax character of distributions paid during the fiscal year ended March 31, 2002, are as follows (000's):

                                                                  DISTRIBUTIONS FROM
                                                          ----------------------------------
                                                          TAX-EXEMPT                ORDINARY
                                                            INCOME                   INCOME*
   California Municipal Money Market                         $ 8,767                 $  102
   Money Market                                                   --                258,560
   Municipal Money Market                                     70,620                    612
   U.S. Government Money Market                                   --                 18,570
   U.S. Government Select Money Market                            --                 28,441

* ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

3    INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended March 31, 2002, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                                         ANNUAL         ADVISORY
                                                        ADVISORY       FEES AFTER        EXPENSE
                                                          FEES           WAIVERS       LIMITATIONS
   California Municipal Money Market                         0.60%           0.40%           0.55%
   Money Market                                              0.60%           0.40%           0.55%
   Municipal Money Market                                    0.60%           0.40%           0.55%
   U.S. Government Money Market                              0.60%           0.40%           0.55%
   U.S. Government Select Money Market                       0.60%           0.40%           0.55%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

4    BANK LOANS

The Trust maintains a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above the NIBOR (New York Interbank Offering Rate).

As of March 31, 2002, there were no outstanding borrowings.


                              NORTHERN FUNDS ANNUAL REPORT 55 MONEY MARKET FUNDS

MONEY MARKET FUNDS

  REPORT OF INDEPENDENT AUDITORS


TO THE NORTHERN FUNDS
SHAREHOLDERS AND BOARD
OF TRUSTEES

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, U.S. Government Money Market Fund and U.S. Government Select Money Market Fund, five of the portfolios comprising the Northern Funds (a Delaware business trust), as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our pro-cedures included confirmation of securities owned as of March 31, 2002, by physical examination of the securities held by the custodian and by correspondence with out-side depositories and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Northern Funds as of March 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ ARTHUR ANDERSEN LLP

ARTHUR ANDERSEN LLP

Chicago, Illinois
May 2, 2002



MONEY MARKET FUNDS 56 NORTHERN FUNDS ANNUAL REPORT

                                                              MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION                               MARCH 31, 2002

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next putable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

    AMBAC        American Municipal Bond Assurance Corp.

    AMT          Alternative Minimum Tax

    BAN          Bond Anticipation Notes

    COLLD.       Collateralized

    COP          Certificate of Participation

    CP           Commercial Paper

    FGIC         Financial Guaranty Insurance Corp.

    FHLB         Federal Home Loan Bank

    FHLMC        Freddie Mac

    FNMA         Fannie Mae

    FRN          Floating Rate Note

    FSA          Financial Security Assurance

    GIC          Guaranteed Investment Contract

    GNMA         Government National Mortgage Association

    G.O.         General Obligation

    GTD.         Guaranteed

    HDA          Housing Development Agency

    HFA          Housing Finance Authority

    IDA          Industrial Development Authority

    IDR          Industrial Development Revenue

    LOC          Letter of Credit

    MBIA         Municipal Bond Insurance Association

    MTN          Medium Term Notes

    P-FLOATS     Puttable Floating Rate Securities

    PCR          Pollution Control Revenue

    PSF          Permanent School Fund

    RAN          Revenue Anticipation Notes

    ROC          Reset Option Certificates

    SFM          Single Family Mortgage

    SLMA         SLM Holding Corp.

    SOC GEN      Societe Generale

    STIT         Short Term Investment Trust

    TAN          Tax Anticipation Notes

    TOB          Tender Option Bond

    TRAN         Tax and Revenue
                 Anticipation Notes

    TRB          Tax Revenue Bonds

    VRDB         Variable Rate Demand Bond

    VRDN         Variable Rate Demand Notes

    VRN          Variable Rate Notes

                              NORTHERN FUNDS ANNUAL REPORT 57 MONEY MARKET FUNDS

MONEY MARKET FUNDS

     TRUSTEES AND OFFICERS



    Set forth below is information about the Trustees and Officers of Northern Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 55 portfolios in the Northern Funds Complex-- 33 for Northern Funds and 22 for Northern Institutional Funds. The Northern Funds' Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800/595-9111.


    NON-INTERESTED TRUSTEES

    NAME, ADDRESS(1), AGE,
    POSITIONS HELD WITH
    FUND AND LENGTH OF
    SERVICE AS NORTHERN                                                                          OTHER DIRECTORSHIPS
    FUNDS TRUSTEE(2)                 PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS                HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
    Richard G. Cline                 -  Chairman and Director, Hawthorne Investors, Inc.      -  PepsiAmericas;
    Age 67                              (a management advisory services and private           -  Whitman Corporation (a
    Trustee since 2000                  investment company) since 1996;                          diversified holding
                                     -  Managing Partner, Hawthorne Investments, L.L.C.          company)
                                        (a management advisory services and private           - Kmart Corporation (a
                                        investment company) since 2001;                         retailing company);
                                     -  Chairman and Director of Hussman International, Inc.  -  Ryerson Tull, Inc. (a metals
                                        (a refrigeration company) from 1998 to 2000;             distribution company).
                                     -  Chairman, President and CEO of NICOR Inc.
                                        (a diversified public utility holding company)
                                        from 1995 to 1996, and President from
                                        1992 to 1993;
                                     -  Chairman, Federal Reserve Bank of Chicago
                                        from 1992 to 1995; and Deputy Chairman from 1995
                                        to 1996.
    Edward J. Condon, Jr.            -  Chairman and CEO of The Paradigm Group, Ltd.          -  None
    Age 61                              (a financial adviser) since 1993;
    Trustee since 2000               -  Principal and Co-Founder of Paradigm Capital since
                                        1993;
                                     -  Senior Partner of NewEllis Ventures since 2001;
                                     -  Member of Advisory Board of Real-Time USA, Inc.
                                        (a software development company);
                                     -  Member of the Board of Managers of The Liberty
                                        Hampshire Company, LLC (a receivable
                                        securitization company);
                                     -  Director of University Eldercare, Inc.
                                        (an Alzheimer's disease research and treatment
                                        company);
                                     -  Director of Financial Pacific Company
                                        (a small business leasing company);
                                     -  Trustee, Dominican University.
    William J. Dolan, Jr.            -  Partner of Arthur Andersen & Co. S.C. (an             -  None
    Age 69                              accounting firm) from  1966 to 1989.
    Trustee since 1994               -  Financial Consultant, Ernst & Young LLP (an
                                        accounting firm) from 1992 to 1993 and 1997.
    Sharon Gist Gilliam              -  Executive Vice President, Unison-Maximus, Inc.        -  None
    Age 49                              (aviation and governmental consulting);
    Trustee since 2001               -  Director of Town and Country Utilities, Inc.;
                                     -  Director of Unison Consulting Group, Inc.
                                        until May 1999.

    Sandra Polk Guthman              -  President and CEO of Polk Bros. Foundation            -  MB Financial Corp. (a
    Age 58                              (an Illinois not-for-profit corporation)                 municipal bond insurance
    Trustee since 2000                  from 1993 to present.                                    company) 1999-2000.

    Richard P. Strubel               -  President, Chief Operating Officer and Director       -  Gildan Activewear, Inc. (an
    Age 62                              of Unext Inc. (a provider of educational services        athletic clothing marketing
    Trustee since 2000                  via the Internet) since 1999;                            and manufacturing company);
                                     -  Director, Cantilever Technologies                     -  Goldman Sachs Mutual
                                        (a private software company) since 1999;                 Fund Complex (69
                                     -  Trustee, The University of Chicago since 1987;           portfolios).
                                     -  Managing Director of Tandem Partners, Inc.
                                        (a privately held management services firm)
                                        until 1999.


MONEY MARKET FUNDS 58 NORTHERN FUNDS ANNUAL REPORT

                                                                  MARCH 31, 2002

    INTERESTED TRUSTEES

    NAME, ADDRESS(1), AGE,
    POSITIONS HELD WITH
    FUND AND LENGTH OF
    SERVICE AS NORTHERN                                                                       OTHER DIRECTORSHIPS
    FUNDS TRUSTEE(2)                 PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS             HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
    Raymond E. George, Jr.(3)        -  Senior Vice President and Senior Fiduciary Officer    -  None
    Age 71                              of The Northern Trust Company from 1990 to 1993.
    Trustee since 1994

    Michael E. Murphy (3)            -  President of Sara Lee Foundation (philanthropic       -  Coach, Inc.;
    Age 65                              organization) from 1997 to 2001;                      -  Payless Shoe Source, Inc.
    Trustee since 1998               -  Vice Chairman and Chief Administrative Officer of        (a retail shoe store
                                        Sara Lee Corporation (a consumer product company)        business);
                                        from 1994 to 1997.                                    -  GATX Corporation (a
                                                                                                 railroad holding
                                                                                                 company);
                                                                                              -  Bassett Furniture
                                                                                                 Industries, Inc. (a furniture
                                                                                                 manufacturer).

    Mary Jacobs Skinner, Esq.(3)     -  Partner in the law firm of Sidley Austin              -  None
    Age 44                              Brown & Wood.
    Trustee since 1998

    Stephen Timbers (3)              -  Director, President and Chief Executive Officer       -  USFreightways Corporation.
    Age 57                              of Northern Trust Investments, Inc. since 2001;
    Trustee since 2000               -  President of Northern Trust Global Investments,
                                        a division of Northern Trust Corporation and
                                        Executive Vice President, The Northern Trust
                                        Company since 1998;

                                     -  President, Chief Executive Officer and Director of
                                        Zurich Kemper Investments (a financial services
                                        company) from 1996 to 1998;
                                     -  President, Chief Operating Officer and Director of
                                        Kemper Corporation (a financial services company)
                                        from 1992 to 1996;

                                     -  President and Director of Kemper Funds (a
                                        registered investment company) from 1990 to 1998.

(1) EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE, C/O LLOYD WENNLUND, THE NORTHERN TRUST COMPANY, 50 S. LASALLE STREET, CHICAGO, IL 60675.

(2) EACH TRUSTEE SERVES UNTIL HIS OR HER RESIGNATION, REMOVAL OR RETIREMENT, OR ELECTION OF HIS OR HER SUCCESSOR.

(3) AN "INTERESTED PERSON", AS DEFINED BY THE 1940 ACT. MR. GEORGE AND MR. MURPHY ARE DEEMED TO BE "INTERESTED" TRUSTEES BECAUSE THEY OWN SHARES OF NORTHERN TRUST CORPORATION, MS. SKINNER BECAUSE HER LAW FIRM PROVIDES LEGAL SERVICES TO NORTHERN TRUST CORPORATION AND ITS AFFILIATES, AND MR. TIMBERS BECAUSE HE IS AN OFFICER, DIRECTOR, EMPLOYEE AND SHAREHOLDER OF NORTHERN TRUST CORPORATION AND/OR ITS AFFILIATES.

                              NORTHERN FUNDS ANNUAL REPORT 59 MONEY MARKET FUNDS

MONEY MARKET FUNDS

    TRUSTEES AND OFFICERS (CONTINUED)                             MARCH 31, 2002



    OFFICERS OF THE TRUST(1)

    NAME, ADDRESS, AGE,
    POSITIONS HELD WITH
    FUND AND LENGTH OF
    SERVICE AS NORTHERN
    FUNDS OFFICER                                    PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
    Lloyd A. Wennlund                -  Senior Vice President and Director of Northern Trust Investments, Inc. since 2001;
    Age 44                           -  Senior Vice President and other positions at The Northern Trust Company, President of
    50 South LaSalle Street             Northern Trust Securities, Inc., and Managing Executive, Mutual Funds for Northern Trust
    Chicago, IL 60675                   Global Investments since 1989.
    President since 2000

    Eric K. Schweitzer               -  Senior Vice President at Northern Trust Investments, Inc. since 2000 and Senior
    Age 40                              Vice President at The Northern Trust Company and the Director of Distribution, Product
    50 South LaSalle Street             Management and Client Services in the Mutual Fund Group of Northern Trust Global Investments
    Chicago, IL 60675                -  since 2000; Managing Director of Mutual Funds for US Bancorp from 1997 to 2000.
    Vice President since 2000

    Brian Ovaert                     -  Senior Vice President and Department Head at The Northern Trust Company overseeing Fund
    Age 40                              Accounting, Transfer Agent and Fund Administration functions, Division Manager of Fund
    50 South LaSalle Street             Accounting, 1992-1998;
    Chicago, IL 60675                -  Audit Manager at Arthur Andersen LLP (an accounting firm) prior thereto.
    Treasurer since 2002

    Brian R. Curran                  -  Vice President and Director of Fund Administration at PFPC Inc. since 1997;
    Age 34                           -  Director of Fund Administration at State Street Bank & Trust Company from February 1997
    4400 Computer Drive                 to October 1997;
    Westborough, MA 01581            -  Senior Auditor at Price Waterhouse LLP (an accounting firm) prior thereto.
    Vice President and Assistant
    Treasurer since 1999

    Stuart Schuldt                   -  Vice President, Fund Administration, The Northern Trust Company;
    Age 40                           -  Vice President, Fund Accounting, Scudder Kemper (a mutual fund company), from 1993 to 1998;
    50 South LaSalle Street          -  Audit Manager, Arthur Andersen & Co., (an accounting firm) prior thereto.
    Chicago, IL 60675
    Assistant Treasurer since 2002

    Jeffrey A. Dalke, Esq.           -  Partner in the law firm of Drinker Biddle & Reath LLP.
    Age 51
    One Logan Square
    18th and Cherry Streets
    Philadelphia, PA 19103-6996
    Secretary since 1993

    Linda J. Hoard, Esq.             -  Vice President at PFPC Inc. since 1998;
    Age 54                           -  Attorney Consultant for Fidelity Management & Research (a financial service company),
    4400 Computer Drive                 Investors Bank & Trust Company (a financial service provider) and First Data Investors
    Westborough, MA 01581               Services Group, Inc. prior thereto.
    Assistant Secretary since 1999

(1) EACH OFFICER SERVES UNTIL HIS OR HER RESIGNATION, REMOVAL OR RETIREMENT, OR ELECTION OF HIS OR HER SUCCESSOR.

MONEY MARKET FUNDS 60 NORTHERN FUNDS ANNUAL REPORT


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[GRAPHIC]
                                                                     MM ANR 5/02

(C)2002 Northern Trust Corporation. Northern Funds Distributors, LLC, an independent third party.

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